Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2020
Franklin Biotechnology Discovery Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

2
a a
Country Shares
a
Value
a
Common Stocks 94.2%
Biotechnology 75.9%
a
89bio, Inc. ........................................... United States 180,800 $ 5,492,704
a
ACADIA Pharmaceuticals, Inc. ........................... United States 294,600 12,246,522
a
Acceleron Pharma, Inc. ................................. United States 136,900 13,576,373
a,b
ADMA Biologics, Inc. ................................... United States 437,264 1,561,032
a,b
Akouos , Inc. ......................................... United States 157,600 3,081,080
a
Alector , Inc. .......................................... United States 331,600 5,196,172
a
Alexion Pharmaceuticals, Inc. ............................ United States 260,000 26,647,400
a
Alnylam Pharmaceuticals, Inc. ............................ United States 52,300 7,623,248
a
ALX Oncology Holdings, Inc. ............................. United States 86,100 2,815,470
Amgen, Inc. ......................................... United States 318,700 77,976,329
a,b
Applied Molecular Transport, Inc. ......................... United States 59,800 1,329,354
a
Applied Therapeutics, Inc. ............................... United States 154,857 3,995,311
a
Arcus Biosciences, Inc. ................................. United States 311,000 6,120,480
a
Argenx SE, ADR ...................................... Netherlands 164,525 37,862,138
a
Ascendis Pharma A/S, ADR ............................. Denmark 211,600 29,118,276
a
Assembly Biosciences, Inc. .............................. United States 256,700 5,698,740
a
Autolus Therapeutics plc, ADR ........................... United Kingdom 232,430 3,068,076
a
Avidity Biosciences, Inc. ................................ United States 128,900 3,633,691
a
Biogen, Inc. ......................................... United States 189,175 51,964,481
a
BioMarin Pharmaceutical, Inc. ............................ United States 142,456 17,067,653
a
Black Diamond Therapeutics, Inc. ......................... United States 127,800 3,555,396
a
Bluebird Bio, Inc. ...................................... United States 30,900 1,875,630
a
Blueprint Medicines Corp. ............................... United States 96,800 7,083,824
a,b
Bridgebio Pharma, Inc. ................................. United States 118,800 3,343,032
a
Constellation Pharmaceuticals, Inc. ........................ United States 290,800 7,819,612
a
CRISPR Therapeutics AG ............................... Switzerland 166,314 14,213,194
a
Deciphera Pharmaceuticals, Inc. .......................... United States 496,454 23,020,572
a
Fate Therapeutics, Inc. ................................. United States 490,193 15,328,335
a,b
Forte Biosciences, Inc. ................................. United States 414,264 7,808,876
Gilead Sciences, Inc. .................................. United States 803,200 55,846,496
a
Global Blood Therapeutics, Inc. ........................... United States 295,200 19,920,096
a
Gossamer Bio, Inc. .................................... United States 439,100 5,234,072
a
Heron Therapeutics, Inc. ................................ United States 1,739,677 28,339,338
a
Homology Medicines, Inc. ............................... United States 138,400 1,819,960
a
Immunomedics , Inc. ................................... United States 1,204,700 50,874,481
a
Insmed , Inc. ......................................... United States 871,500 22,763,580
a,c,d
Intarcia Therapeutics, Inc., DD ........................... United States 80,195 —
a
Ionis Pharmaceuticals, Inc. .............................. United States 102,400 5,894,144
a
Iovance Biotherapeutics , Inc. ............................. United States 1,418,701 41,241,638
a
iTeos Therapeutics, Inc. ................................ United States 36,700 722,256
a
KalVista Pharmaceuticals, Inc. ........................... United States 99,100 974,153
a
Kezar Life Sciences, Inc. ................................ United States 853,550 3,730,014
a
Legend Biotech Corp., ADR ............................. United States 66,600 2,346,984
a,b
LogicBio Therapeutics, Inc. .............................. United States 280,700 2,200,688
a
Mirati Therapeutics, Inc. ................................ United States 146,151 17,729,578
a
Neurocrine Biosciences, Inc. ............................. United States 163,800 19,714,968
a
Nkarta , Inc. .......................................... United States 238,955 6,153,091
a
Novavax , Inc. ........................................ United States 382,500 54,735,750
a
Pfenex , Inc. ......................................... United States 366,013 2,595,032
a,e
Precision BioSciences , Inc., 144A ......................... United States 73,892 469,953
a
Precision BioSciences , Inc. .............................. United States 377,397 2,400,245
a
Principia Biopharma, Inc. ............................... United States 64,400 5,383,840
a
PTC Therapeutics, Inc. ................................. United States 752,100 34,844,793
a
Regeneron Pharmaceuticals, Inc. ......................... United States 146,709 92,730,358
a,b
Repare Therapeutics, Inc. ............................... Canada 38,100 909,066
a
REVOLUTION Medicines, Inc. ........................... United States 148,900 3,591,468
a
Rocket Pharmaceuticals, Inc. ............................ United States 433,371 10,197,220
a
Sage Therapeutics, Inc. ................................ United States 101,070 4,605,760

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Biotechnology (continued)
a
Sarepta Therapeutics, Inc. .............................. United States 65,400 $ 10,040,208
a,b
Trillium Therapeutics, Inc. ............................... Canada 642,700 4,293,236
a
Ultragenyx Pharmaceutical, Inc. .......................... United States 162,100 12,669,736
a
uniQure NV .......................................... Netherlands 103,300 4,310,709
a
Vaxcyte , Inc. ......................................... United States 172,000 5,402,520
a
Vertex Pharmaceuticals, Inc. ............................. United States 336,500 91,528,000
a
Viela Bio, Inc. ........................................ United States 138,300 5,063,163
a,b
Zentalis Pharmaceuticals, Inc. ............................ United States 73,700 2,542,650
a
Zymeworks , Inc. ...................................... Canada 388,920 11,873,728
1,045,815,973
Capital Markets 0.7%
a
Panacea Acquisition Corp. .............................. United States 345,800 3,734,640
a
Therapeutics Acquisition Corp., A ......................... United States 429,800 6,103,160
9,837,800
Life Sciences Tools & Services 4.9%
a
Illumina, Inc. ......................................... United States 176,000 67,260,160
a
Pharmaceuticals 12.7%
a
Aerie Pharmaceuticals, Inc. .............................. United States 499,800 5,777,688
a
Collegium Pharmaceutical, Inc. ........................... United States 345,350 5,449,623
a,b
EyePoint Pharmaceuticals, Inc. ........................... United States 1,752,400 1,244,204
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 421,600 53,808,808
a
Horizon Therapeutics plc ................................ United States 400,449 24,503,474
a,b
Menlo Therapeutics, Inc. ................................ United States 2,882,600 4,640,986
a
Odonate Therapeutics, Inc. .............................. United States 283,188 10,299,548
a,b
Optinose , Inc. ........................................ United States 608,300 3,099,289
a
Pliant Therapeutics, Inc. ................................ United States 149,100 3,472,539
a
Reata Pharmaceuticals, Inc., A ........................... United States 251,200 37,102,240
a,b
Relmada Therapeutics, Inc. .............................. United States 91,266 3,319,344
a
Revance Therapeutics, Inc. .............................. United States 585,600 13,749,888
a
Royalty Pharma plc, A .................................. United States 120,300 5,178,915
a
Zogenix , Inc. ......................................... United States 149,659 3,560,388
175,206,934
Total Common Stocks (Cost $673,661,289) .....................................
1,298,120,867
Preferred Stocks 0.6%
Biotechnology 0.4%
a,c,d
Metacrine , Inc., C ..................................... United States 1,330,687 3,012,371
a,c,d
Taysha Gene Therapies, Inc., B ........................... United States 126,807 2,155,719
5,168,090
Pharmaceuticals 0.2%
a,c
Athira Pharma, Inc., B .................................. United States 2,587,975 2,976,171
a
Total Preferred Stocks (Cost $7,952,947) .......................................
8,144,261
Warrants
a a a a a
Warrants 0.0%
Pharmaceuticals 0.0%
a,c
Athira Pharma, Inc., 5/31/30 ............................. United States 646,993 —
Total Warrants (Cost $65) .....................................................
—

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Biotechnology Discovery Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 74 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts 0.1%
a,c
True North Therapeutics, Inc., Escrow Account ............... United States 759,880 $ 982,127
Total Escrows and Litigation Trusts (Cost $2,090,611) ...........................
982,127
Total Long Term Investments (Cost $683,704,912) ...............................
1,307,247,255
a
Short Term Investments 5.9%
a a
Country Shares
a
Value
a
Money Market Funds 4.5%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 62,722,267 62,722,267
Total Money Market Funds (Cost $62,722,267) ..................................
62,722,267
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 1.4%
Money Market Funds 1.4%
f,g
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 19,011,550 19,011,550
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $19,011,550) ...........................................................
19,011,550
Total Short Term Investments (Cost $81,733,817 ) ................................
81,733,817
a
Total Investments (Cost $765,438,729) 100.8% ..................................
$1,388,981,072
Other Assets, less Liabilities (0.8)% ...........................................
(10,831,457)
Net Assets 100.0% ...........................................................
$1,378,149,615
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2020.
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the value of this security was $469,953, representing less than 0.1% of net assets.
f
See Note 9 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2020
Franklin Growth Opportunities Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks 95.1%
Aerospace & Defense 0.4%
Raytheon Technologies Corp. ............................ United States 347,748 $ 19,710,357
Auto Components 0.3%
Aptiv plc ............................................ United States 193,320 15,030,630
Automobiles 0.5%
a
Tesla, Inc. ........................................... United States 16,421 23,494,510
a
Beverages 1.1%
Constellation Brands, Inc., A ............................. United States 161,588 28,794,981
a
Monster Beverage Corp. ................................ United States 338,906 26,597,343
55,392,324
Biotechnology 3.1%
a
Deciphera Pharmaceuticals, Inc. .......................... United States 268,895 12,468,661
a
Heron Therapeutics, Inc. ................................ United States 2,358,108 38,413,579
a
Immunomedics , Inc. ................................... United States 392,005 16,554,371
a,b
Novavax , Inc. ........................................ United States 414,775 59,354,303
a
PTC Therapeutics, Inc. ................................. United States 477,403 22,118,081
148,908,995
Capital Markets 5.1%
Intercontinental Exchange, Inc. ........................... United States 502,148 48,597,883
MarketAxess Holdings, Inc. .............................. United States 87,543 45,233,468
MSCI, Inc. ........................................... United States 220,996 83,090,076
S&P Global, Inc. ...................................... United States 200,171 70,109,893
247,031,320
Chemicals 0.8%
Ecolab, Inc. .......................................... United States 106,447 19,914,105
Linde plc ............................................ United Kingdom 85,893 21,053,233
40,967,338
Commercial Services & Supplies 0.8%
a,c,d
Legalzoom.com, Inc. ................................... United States 1,673,284 23,619,170
Republic Services, Inc. ................................. United States 158,671 13,844,045
37,463,215
Entertainment 0.5%
Walt Disney Co. (The) .................................. United States 195,942 22,913,458
Equity Real Estate Investment Trusts (REITs) 3.7%
American Tower Corp. .................................. United States 124,470 32,535,213
SBA Communications Corp. ............................. United States 461,512 143,779,449
176,314,662
Food Products 1.1%
a
Freshpet , Inc. ........................................ United States 160,800 15,444,840
Lamb Weston Holdings, Inc. ............................. United States 258,057 15,504,064
a
Nomad Foods Ltd. .................................... United Kingdom 874,298 20,161,312
51,110,216
Health Care Equipment & Supplies 7.0%
Danaher Corp. ....................................... United States 249,284 50,804,079
a
Edwards Lifesciences Corp. ............................. United States 710,189 55,685,920
a
IDEXX Laboratories, Inc. ................................ United States 100,841 40,109,508
a
Intuitive Surgical, Inc. .................................. United States 61,360 42,058,598
a
Nevro Corp. ......................................... United States 372,215 49,489,706

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
West Pharmaceutical Services, Inc. ........................ United States 369,772 $ 99,420,598
337,568,409
Health Care Providers & Services 2.2%
a
Guardant Health, Inc. .................................. United States 170,094 14,488,607
UnitedHealth Group, Inc. ................................ United States 295,004 89,321,311
103,809,918
Health Care Technology 2.1%
a
Veeva Systems, Inc., A ................................. United States 375,387 99,316,139
a
Hotels, Restaurants & Leisure 0.6%
a
Chipotle Mexican Grill, Inc. .............................. United States 24,790 28,636,416
a
Industrial Conglomerates 1.8%
Honeywell International, Inc. ............................. United States 211,870 31,647,022
Roper Technologies, Inc. ................................ United States 123,763 53,521,309
85,168,331
Interactive Media & Services 3.6%
a
Alphabet, Inc., C ...................................... United States 88,660 131,479,234
a
Facebook, Inc., A ..................................... United States 146,069 37,053,323
a,b
ZoomInfo Technologies, Inc., A ........................... United States 126,300 5,161,881
173,694,438
Internet & Direct Marketing Retail 9.4%
a
Amazon.com, Inc. ..................................... United States 144,019 455,774,049
a
IT Services 13.4%
a
Black Knight, Inc. ..................................... United States 275,492 20,639,861
a
Fiserv, Inc. .......................................... United States 276,316 27,573,573
Mastercard , Inc., A .................................... United States 652,378 201,278,184
a
Okta , Inc. ........................................... United States 96,161 21,249,658
a
PayPal Holdings, Inc. .................................. United States 475,661 93,262,852
a
Shopify, Inc., A ....................................... Canada 43,685 44,733,440
a
Twilio , Inc., A ......................................... United States 314,833 87,340,971
Visa, Inc., A .......................................... United States 802,292 152,756,397
648,834,936
Leisure Products 0.5%
a
Peloton Interactive, Inc., A ............................... United States 379,046 25,858,518
a
Life Sciences Tools & Services 0.6%
a
Illumina, Inc. ......................................... United States 78,953 30,172,679
a
Media 0.9%
a
Liberty Broadband Corp., C .............................. United States 319,240 43,822,075
a
Pharmaceuticals 2.2%
AstraZeneca plc, ADR .................................. United Kingdom 856,072 47,751,696
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 128,291 16,373,780
a
Reata Pharmaceuticals, Inc., A ........................... United States 182,721 26,987,892
a
Royalty Pharma plc, A .................................. United States 397,560 17,114,958
108,228,326
Professional Services 5.5%
a
CoStar Group, Inc. .................................... United States 142,484 121,077,204
a
Dun & Bradstreet Holdings, Inc. ........................... United States 436,400 11,128,200
IHS Markit Ltd. ....................................... United States 402,170 32,467,184

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Professional Services (continued)
TransUnion .......................................... United States 230,933 $ 20,684,669
Verisk Analytics, Inc. ................................... United States 428,140 80,794,299
266,151,556
Road & Rail 0.8%
Union Pacific Corp. .................................... United States 214,540 37,190,509
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc. ................................... United States 256,344 29,441,108
Monolithic Power Systems, Inc. ........................... United States 194,459 51,533,580
NVIDIA Corp. ........................................ United States 161,594 68,611,196
149,585,884
Software 18.1%
a
Adobe, Inc. .......................................... United States 246,777 109,647,957
a
Atlassian Corp. plc, A .................................. United States 80,156 14,159,557
a
Autodesk, Inc. ........................................ United States 71,892 16,997,426
a,c,d,e
Avidxchange , Inc. ..................................... United States 255,039 12,499,971
a
Bill.com Holdings, Inc. .................................. United States 712,499 66,340,782
a
DocuSign, Inc. ....................................... United States 156,746 33,987,235
Intuit, Inc. ........................................... United States 68,134 20,874,214
Microsoft Corp. ....................................... United States 1,404,988 288,036,590
a
PTC, Inc. ........................................... United States 284,951 24,380,408
a
salesforce.com, Inc. ................................... United States 236,006 45,985,769
a
ServiceNow , Inc. ...................................... United States 318,190 139,749,048
a
Synopsys, Inc. ....................................... United States 71,815 14,306,984
a
Tyler Technologies, Inc. ................................. United States 73,116 26,120,691
a
Workday, Inc., A ...................................... United States 129,999 23,519,419
a
Zendesk , Inc. ........................................ United States 248,345 22,636,647
a
Zoom Video Communications, Inc., A ...................... United States 61,321 15,570,015
874,812,713
Specialty Retail 0.2%
a
Burlington Stores, Inc. .................................. United States 51,461 9,674,668
a
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc. .......................................... United States 414,287 176,088,547
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., B ......................................... United States 264,968 25,863,526
Trading Companies & Distributors 0.3%
a
Univar Solutions, Inc. .................................. United States 773,008 13,659,051
a
Wireless Telecommunication Services 1.3%
a
T-Mobile US, Inc. ..................................... United States 574,057 61,642,241
a
Total Common Stocks (Cost $1,679,418,683) ....................................
4,593,889,954
Preferred Stocks 4.0%
Airlines 0.4%
a,c,d
Wheels Up Partners LLC, D ............................. United States 5,028,735 21,206,105
a
Automobiles 1.0%
a,c,d,f
Proterra , Inc., 144A, 5 .................................. United States 2,362,202 28,614,352
a,c,d,f
Proterra , Inc., 144A, 6 .................................. United States 596,775 7,228,988
a,c,d
Proterra , Inc., 7 ....................................... United States 780,667 9,456,550
a,c,d
Proterra , Inc., 8 ....................................... United States 289,016 3,500,973
48,800,863

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 74 .
a a
Country Shares
a
Value
a
Preferred Stocks
(continued)
Commercial Services & Supplies 0.3%
a,c,d
Optoro , Inc., E ....................................... United States 509,182 $ 13,778,010
a
Food & Staples Retailing 0.4%
a,c,d
Sweetgreen , Inc., H ................................... United States 928,488 15,276,265
a,c,d
Sweetgreen , Inc., I .................................... United States 100,835 1,831,740
17,108,005
Health Care Providers & Services 0.5%
a,c,d
Tempus Labs, Inc., F ................................... United States 504,854 19,258,077
a,c,d
Tempus Labs, Inc., G .................................. United States 126,131 5,381,282
24,639,359
IT Services 0.3%
a,c,d
HashiCorp , Inc., E ..................................... United States 207,551 14,710,753
a
Software 1.1%
a,c,d
ClearMotion , Inc., C ................................... United States 2,610,594 7,535,409
a,c,d
ClearMotion , Inc., D ................................... United States 3,698,772 11,530,777
a,c,d
Confluent, Inc., E ..................................... United States 642,459 9,616,776
a,c,d
Gitlab , Inc., E ........................................ United States 201,294 5,315,952
a,c,d,e
Talkdesk , Inc., C ...................................... United States 1,753,060 11,517,955
a,c,d
Tanium, Inc., G ....................................... United States 805,800 8,309,014
53,825,883
Total Preferred Stocks (Cost $137,373,640) .....................................
194,068,978
Total Long Term Investments (Cost $1,816,792,323) .............................
4,787,958,932
a
Short Term Investments 1.1%
a a
Country Shares
a
Value
a
Money Market Funds 1.0%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 47,218,782 47,218,782
Total Money Market Funds (Cost $47,218,782) ..................................
47,218,782
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 7,584,600 7,584,600
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $7,584,600) ............................................................
7,584,600
Total Short Term Investments (Cost $54,803,382 ) ................................
54,803,382
a
Total Investments (Cost $1,871,595,705) 100.2% ................................
$4,842,762,314
Other Assets, less Liabilities (0.2)% ...........................................
(11,420,915)
Net Assets 100.0% ...........................................................
$4,831,341,399
a
Non-income producing.
b
A portion or all of the security is on loan at July 31, 2020.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Growth Opportunities Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
See Note 7 regarding restricted securities.
e
See Note 8 regarding holdings of 5% voting securities.
f
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $35,843,340, representing 0.7% of net assets.
g
See Note 9 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2020
Franklin Natural Resources Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 98.6%
Chemicals 3.0%
Air Products and Chemicals, Inc. .......................... United States 6,200 $ 1,777,106
Corteva , Inc. ......................................... United States 35,900 1,025,304
Linde plc ............................................ United Kingdom 7,400 1,813,814
Nutrien Ltd. .......................................... Canada 26,900 876,671
5,492,895
Commercial Services & Supplies 0.7%
US Ecology, Inc. ...................................... United States 39,500 1,369,860
Construction Materials 0.8%
Martin Marietta Materials, Inc. ............................ United States 7,000 1,450,260
Containers & Packaging 0.5%
Packaging Corp. of America ............................. United States 9,000 865,080
Energy Equipment & Services 12.8%
Baker Hughes Co. ..................................... United States 188,400 2,918,316
Cactus, Inc., A ........................................ United States 45,700 1,033,734
a
ChampionX Corp. ..................................... United States 187,500 1,783,125
a
Dril -Quip, Inc. ........................................ United States 27,100 902,159
Halliburton Co. ....................................... United States 114,635 1,642,720
Helmerich & Payne, Inc. ................................ United States 44,700 797,001
Liberty Oilfield Services, Inc., A ........................... United States 223,400 1,262,210
a
NexTier Oilfield Solutions, Inc. ............................ United States 327,722 825,859
a
Nine Energy Service, Inc. ............................... United States 242,026 450,168
a
Oceaneering International, Inc. ........................... United States 143,900 808,718
a
Oil States International, Inc. ............................. United States 201,966 904,808
Patterson-UTI Energy, Inc. .............................. United States 177,200 686,650
a
Ranger Energy Services, Inc. ............................ United States 169,957 450,386
Schlumberger Ltd. ..................................... United States 238,247 4,321,801
Schoeller-Bleckmann Oilfield Equipment AG ................. Austria 39,600 1,037,262
a
Select Energy Services, Inc., A ........................... United States 280,242 1,244,274
TechnipFMC plc ...................................... United Kingdom 328,800 2,640,264
23,709,455
Food Products 0.9%
a
Nomad Foods Ltd. .................................... United Kingdom 71,100 1,639,566
a
Metals & Mining 26.8%
Agnico Eagle Mines Ltd. ................................ Canada 21,100 1,675,681
Alamos Gold, Inc., A ................................... Canada 263,900 2,791,894
Anglo American plc .................................... South Africa 104,000 2,517,833
Antofagasta plc ....................................... Chile 362,400 4,818,772
B2Gold Corp. ........................................ Canada 305,000 2,113,185
Barrick Gold Corp. .................................... Canada 221,491 6,403,305
BHP Group plc, ADR ................................... Australia 170,400 7,448,184
First Quantum Minerals Ltd. ............................. Zambia 121,600 1,027,708
Freeport-McMoRan, Inc. ................................ United States 169,900 2,195,108
a
Glencore plc ......................................... Australia 569,200 1,302,746
a
Imperial Metals Corp. .................................. Canada 364,500 819,132
Lundin Mining Corp. ................................... Chile 553,800 3,101,015
Newcrest Mining Ltd. ................................... Australia 20,200 514,683
Newmont Corp. ....................................... United States 89,515 6,194,438
Rio Tinto plc, ADR ..................................... Australia 72,400 4,419,296
Teck Resources Ltd., B ................................. Canada 222,600 2,254,938
49,597,918
Oil, Gas & Consumable Fuels 52.0%
Cabot Oil & Gas Corp. ................................. United States 343,616 6,425,619

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
a
Cairn Energy plc ...................................... United Kingdom 1,252,725 $ 1,948,812
Canadian Natural Resources Ltd. ......................... Canada 130,600 2,304,075
Chevron Corp. ....................................... United States 84,700 7,109,718
Concho Resources, Inc. ................................ United States 108,957 5,724,601
ConocoPhillips ....................................... United States 154,792 5,787,673
Diamondback Energy, Inc. ............................... United States 68,200 2,718,452
Enbridge, Inc. ........................................ Canada 60,247 1,927,904
EOG Resources, Inc. .................................. United States 78,000 3,654,300
Exxon Mobil Corp. ..................................... United States 148,100 6,232,048
Hess Corp. .......................................... United States 49,700 2,445,737
Kinder Morgan, Inc. .................................... United States 120,500 1,699,050
Marathon Petroleum Corp. .............................. United States 91,600 3,499,120
Noble Energy, Inc. ..................................... United States 424,096 4,236,719
Occidental Petroleum Corp. ............................. United States 154,700 2,434,978
ONEOK, Inc. ......................................... United States 24,900 694,959
Parsley Energy, Inc., A ................................. United States 262,210 2,879,066
Phillips 66 ........................................... United States 50,600 3,138,212
Pioneer Natural Resources Co. ........................... United States 47,624 4,615,718
Royal Dutch Shell plc, ADR, A ............................ Netherlands 84,821 2,528,514
Suncor Energy, Inc. .................................... Canada 333,000 5,238,398
Targa Resources Corp. ................................. United States 83,500 1,526,380
TC Energy Corp. ...................................... Canada 63,400 2,891,040
TOTAL SE, ADR ...................................... France 118,410 4,459,321
Valero Energy Corp. ................................... United States 61,000 3,430,030
Williams Cos., Inc. (The) ................................ United States 214,300 4,099,559
a
WPX Energy, Inc. ..................................... United States 459,300 2,742,021
96,392,024
Software 0.3%
a
Aspen Technology, Inc. ................................. United States 6,300 612,738
a
Trading Companies & Distributors 0.8%
a
Univar Solutions, Inc. .................................. United States 79,500 1,404,765
a
Total Common Stocks (Cost $193,207,947) .....................................
182,534,561
Warrants
a a a a a
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
Occidental Petroleum Corp., 8/03/27 ....................... United States 17,900 100,240
Total Warrants (Cost $—) .....................................................
100,240
Total Long Term Investments (Cost $193,207,947) ...............................
182,634,801
a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Natural Resources Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 74 .
Short Term Investments 1.5%
a a
Country Shares
a
Value
a
Money Market Funds 1.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 2,688,836 $ 2,688,836
Total Money Market Funds (Cost $2,688,836) ...................................
2,688,836
Total Short Term Investments (Cost $2,688,836 ) .................................
2,688,836
a
Total Investments (Cost $195,896,783) 100.1% ..................................
$185,323,637
Other Assets, less Liabilities (0.1)% ...........................................
(114,317)
Net Assets 100.0% ...........................................................
$185,209,320
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 9 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2020
Franklin Small Cap Growth Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks 90.6%
Aerospace & Defense 4.5%
a
Axon Enterprise, Inc. ................................... United States 174,400 $ 14,497,872
BWX Technologies, Inc. ................................ United States 572,600 31,218,152
Cubic Corp. ......................................... United States 914,300 38,400,600
a
Kratos Defense & Security Solutions, Inc. ................... United States 1,708,764 30,774,840
a
Mercury Systems, Inc. .................................. United States 264,016 20,442,759
135,334,223
Airlines 1.5%
Allegiant Travel Co. .................................... United States 393,248 44,055,574
Banks 2.2%
a
Metropolitan Bank Holding Corp. .......................... United States 291,361 8,618,458
Pinnacle Financial Partners, Inc. .......................... United States 484,504 19,196,049
TCF Financial Corp. ................................... United States 580,723 15,964,075
Western Alliance Bancorp ............................... United States 569,500 20,473,525
64,252,107
Biotechnology 10.7%
a
Alector , Inc. .......................................... United States 537,100 8,416,357
a
Argenx SE, ADR ...................................... Netherlands 75,300 17,328,789
a
Ascendis Pharma A/S, ADR ............................. Denmark 178,900 24,618,429
a
Blueprint Medicines Corp. ............................... United States 203,800 14,914,084
a
Constellation Pharmaceuticals, Inc. ........................ United States 304,900 8,198,761
a
Deciphera Pharmaceuticals, Inc. .......................... United States 507,400 23,528,138
a
Emergent BioSolutions , Inc. ............................. United States 359,000 39,935,160
a
Global Blood Therapeutics, Inc. ........................... United States 463,200 31,256,736
a
Heron Therapeutics, Inc. ................................ United States 1,671,308 27,225,607
a
Insmed , Inc. ......................................... United States 673,400 17,589,208
a
Iovance Biotherapeutics , Inc. ............................. United States 1,340,500 38,968,335
a
Legend Biotech Corp., ADR ............................. United States 122,900 4,330,996
a
Novavax , Inc. ........................................ United States 105,400 15,082,740
a
Pfenex , Inc. ......................................... United States 1,097,731 7,782,913
a
PTC Therapeutics, Inc. ................................. United States 753,100 34,891,123
a
Twist Bioscience Corp. ................................. United States 81,862 4,587,547
318,654,923
Capital Markets 2.0%
Ares Management Corp. ................................ United States 415,800 16,607,052
Evercore , Inc., A ...................................... United States 248,500 13,742,050
Houlihan Lokey , Inc. ................................... United States 505,500 27,701,400
58,050,502
Chemicals 1.2%
a
Ingevity Corp. ........................................ United States 606,086 35,443,909
a
Commercial Services & Supplies 2.2%
Healthcare Services Group, Inc. .......................... United States 822,800 21,549,132
a,b,c
Legalzoom.com, Inc. ................................... United States 1,431,280 20,203,173
US Ecology, Inc. ...................................... United States 648,376 22,485,679
64,237,984
Communications Equipment 2.0%
a
ViaSat , Inc. .......................................... United States 813,883 30,894,999
a
Viavi Solutions, Inc. .................................... United States 2,074,100 28,684,803
59,579,802
Construction & Engineering 1.8%
Arcosa , Inc. ......................................... United States 849,300 35,857,446

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Construction & Engineering (continued)
Granite Construction, Inc. ............................... United States 1,049,543 $ 17,800,249
53,657,695
Consumer Finance 0.9%
a
PRA Group, Inc. ...................................... United States 712,400 28,182,544
a
Diversified Consumer Services 1.1%
a
Grand Canyon Education, Inc. ............................ United States 374,300 33,215,382
a
Equity Real Estate Investment Trusts (REITs) 2.1%
CoreSite Realty Corp. .................................. United States 155,700 20,093,085
Rexford Industrial Realty, Inc. ............................ United States 897,100 42,100,903
62,193,988
Food & Staples Retailing 1.3%
a
Grocery Outlet Holding Corp. ............................ United States 899,500 39,569,005
a
Food Products 2.4%
a
Hostess Brands, Inc. ................................... United States 1,147,600 14,551,568
a
Nomad Foods Ltd. .................................... United Kingdom 1,088,500 25,100,810
a
Simply Good Foods Co. (The) ............................ United States 1,385,500 33,307,420
72,959,798
Health Care Equipment & Supplies 4.7%
a
Inari Medical, Inc. ..................................... United States 115,900 6,515,898
a
Integer Holdings Corp. ................................. United States 422,700 27,800,979
a
iRhythm Technologies, Inc. .............................. United States 252,897 31,480,618
a
Neogen Corp. ........................................ United States 165,466 12,702,825
a
Nevro Corp. ......................................... United States 204,300 27,163,728
a
Penumbra, Inc. ....................................... United States 159,700 35,439,027
141,103,075
Health Care Providers & Services 0.7%
a
HealthEquity , Inc. ..................................... United States 428,216 22,078,817
a
Health Care Technology 2.9%
a
Accolade, Inc. ........................................ United States 96,000 3,114,240
a
Inspire Medical Systems, Inc. ............................ United States 300,444 29,852,116
a
Livongo Health, Inc. ................................... United States 232,985 29,647,341
a
Phreesia , Inc. ........................................ United States 787,582 23,674,715
86,288,412
Hotels, Restaurants & Leisure 6.3%
a,b
DraftKings , Inc., A ..................................... United States 2,906,300 88,856,702
Extended Stay America, Inc. ............................. United States 2,116,100 24,144,701
Texas Roadhouse, Inc. ................................. United States 394,200 22,150,098
Wingstop , Inc. ........................................ United States 332,729 51,988,906
187,140,407
Household Durables 2.2%
a
M/I Homes, Inc. ....................................... United States 976,546 40,653,610
a
TRI Pointe Group, Inc. ................................. United States 1,522,100 25,449,512
66,103,122
Insurance 1.0%
James River Group Holdings Ltd. ......................... United States 326,500 15,123,480
a,d
Selectquote , Inc. ...................................... United States 738,600 13,213,554
28,337,034

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
IT Services 5.6%
a
LiveRamp Holdings, Inc. ................................ United States 628,100 $ 28,622,517
ManTech International Corp., A ........................... United States 334,500 23,274,510
a
Repay Holdings Corp. .................................. United States 1,331,900 29,474,947
Science Applications International Corp. .................... United States 370,200 29,608,596
a
Shift4 Payments, Inc., A ................................ United States 379,100 14,519,530
a
USA Technologies, Inc. ................................. United States 1,344,300 9,584,859
a
Wix.com Ltd. ......................................... Israel 107,800 31,313,744
166,398,703
Leisure Products 0.4%
a
Peloton Interactive, Inc., A ............................... United States 191,069 13,034,727
a
Life Sciences Tools & Services 1.4%
a
Berkeley Lights, Inc. ................................... United States 9,900 593,703
a
NeoGenomics , Inc. .................................... United States 1,062,300 40,611,729
41,205,432
Machinery 1.1%
Kennametal, Inc. ...................................... United States 1,256,200 33,867,152
Personal Products 0.8%
a
BellRing Brands, Inc., A ................................. United States 1,261,200 25,060,044
a
Pharmaceuticals 4.1%
a
Collegium Pharmaceutical, Inc. ........................... United States 758,300 11,965,974
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 303,300 38,710,179
a
Odonate Therapeutics, Inc. .............................. United States 343,100 12,478,547
a
Reata Pharmaceuticals, Inc., A ........................... United States 202,174 29,861,100
a
Revance Therapeutics, Inc. .............................. United States 1,249,692 29,342,768
122,358,568
Semiconductors & Semiconductor Equipment 5.6%
a
Lattice Semiconductor Corp. ............................. United States 1,706,900 53,067,521
Monolithic Power Systems, Inc. ........................... United States 70,200 18,603,702
a
Onto Innovation, Inc. ................................... United States 727,700 27,521,614
a
Semtech Corp. ....................................... United States 652,300 36,352,679
a
Silicon Laboratories, Inc. ................................ United States 311,100 31,268,661
166,814,177
Software 10.1%
a
Alteryx, Inc., A ........................................ United States 218,600 38,362,114
a
Avalara, Inc. ......................................... United States 244,946 32,932,990
a
Bill.com Holdings, Inc. .................................. United States 168,408 15,680,469
a
Cloudflare , Inc., A ..................................... United States 437,100 18,192,102
a
Envestnet , Inc. ....................................... United States 405,722 32,944,626
a
HubSpot , Inc. ........................................ United States 148,229 34,776,006
a
nCino , Inc. .......................................... United States 16,800 1,328,880
a
PagerDuty , Inc. ....................................... United States 309,200 9,424,416
a
Paylocity Holding Corp. ................................. United States 218,432 29,095,142
a
Pluralsight , Inc., A ..................................... United States 189,900 4,020,183
a
Q2 Holdings, Inc. ..................................... United States 335,500 31,553,775
a
Vertex, Inc., A ........................................ United States 29,600 697,376
a
Zendesk , Inc. ........................................ United States 315,314 28,740,871
a
Zscaler , Inc. ......................................... United States 169,200 21,970,620
299,719,570
Specialty Retail 5.1%
American Eagle Outfitters, Inc. ........................... United States 2,509,800 25,098,000

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Specialty Retail (continued)
a,e
Boot Barn Holdings, Inc. ................................ United States 1,443,860 $ 27,953,130
a
Five Below, Inc. ....................................... United States 277,200 30,189,852
Lithia Motors, Inc., A ................................... United States 153,426 35,157,568
a
RH ................................................ United States 55,500 15,952,365
a
Sportsman's Warehouse Holdings, Inc. ..................... United States 1,184,700 19,061,823
153,412,738
Textiles, Apparel & Luxury Goods 0.7%
Steven Madden Ltd. ................................... United States 1,005,250 21,291,195
Trading Companies & Distributors 2.0%
a
Beacon Roofing Supply, Inc. ............................. United States 878,200 27,364,712
a
Univar Solutions, Inc. .................................. United States 1,854,832 32,774,881
60,139,593
Total Common Stocks (Cost $1,804,776,459) ....................................
2,703,740,202
Preferred Stocks 4.5%
Airlines 0.6%
a,b,c
Wheels Up Partners LLC, D ............................. United States 4,310,344 18,176,660
a
Auto Components 0.3%
a,b,c
Tula eTechnology , Inc. .................................. United States 361,111 —
a,b,c
Tula Technology, Inc., E ................................ United States 3,611,111 7,874,078
7,874,078
Automobiles 1.5%
a,b,c,f
Proterra , Inc., 144A, 5 .................................. United States 1,787,047 21,647,256
a,b,c,f
Proterra , Inc., 144A, 6 .................................. United States 1,310,834 15,878,687
a,b,c
Proterra , Inc., 7 ....................................... United States 536,367 6,497,240
44,023,183
Commercial Services & Supplies 0.5%
a,b,c
Optoro , Inc., E ....................................... United States 508,130 13,749,544
a
Food & Staples Retailing 0.2%
a,b,c
Sweetgreen , Inc., H ................................... United States 383,435 6,308,595
a,b,c
Sweetgreen , Inc., I .................................... United States 41,641 756,439
7,065,034
Software 0.8%
a,b,c
ClearMotion , Inc., D ................................... United States 3,698,772 11,530,777
a,b,c,f
Smule , Inc., 144A, G ................................... United States 1,542,673 10,066,296
a,b,c,f
Smule , Inc., 144A, H ................................... United States 352,675 2,676,948
24,274,021
Specialty Retail 0.6%
a,b,c,f
Rent the Runway, Inc., 144A, F ........................... United States 596,471 14,579,157
a,b,c
Rent the Runway, Inc., G ................................ United States 203,515 4,381,826
18,960,983
Total Preferred Stocks (Cost $97,407,768) ......................................
134,123,503
Total Long Term Investments (Cost $1,902,184,227) .............................
2,837,863,705
a

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 74 .
Short Term Investments 5.4%
a a
Country Shares
a
Value
a
Money Market Funds 5.1%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 152,305,695 $ 152,305,695
Total Money Market Funds (Cost $152,305,695) .................................
152,305,695
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 7,296,400 7,296,400
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $7,296,400) ............................................................
7,296,400
Total Short Term Investments (Cost $159,602,095 ) ...............................
159,602,095
a
Total Investments (Cost $2,061,786,322) 100.5% ................................
$2,997,465,800
Other Assets, less Liabilities (0.5)% ...........................................
(14,442,633)
Net Assets 100.0% ...........................................................
$2,983,023,167
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
See Note 7 regarding restricted securities.
d
A portion or all of the security is on loan at July 31, 2020.
e
See Note 8 regarding holdings of 5% voting securities.
f
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $64,848,344, representing 2.2% of net assets.
g
See Note 9 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2020
Franklin Small-Mid Cap Growth Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks 96.7%
Aerospace & Defense 1.0%
a
Axon Enterprise, Inc. ................................... United States 102,400 $ 8,512,512
a
Kratos Defense & Security Solutions, Inc. ................... United States 392,900 7,076,129
a
Mercury Systems, Inc. .................................. United States 350,000 27,100,500
42,689,141
Airlines 0.3%
Southwest Airlines Co. ................................. United States 410,000 12,664,900
Auto Components 0.4%
Aptiv plc ............................................ United States 200,000 15,550,000
Banks 0.5%
TCF Financial Corp. ................................... United States 505,000 13,882,450
Western Alliance Bancorp ............................... United States 168,000 6,039,600
19,922,050
Biotechnology 4.4%
a
Argenx SE, ADR ...................................... Netherlands 77,000 17,720,010
a
BioMarin Pharmaceutical, Inc. ............................ United States 246,500 29,533,165
a
Deciphera Pharmaceuticals, Inc. .......................... United States 211,618 9,812,727
a
Global Blood Therapeutics, Inc. ........................... United States 295,000 19,906,600
a
Heron Therapeutics, Inc. ................................ United States 1,274,000 20,753,460
a
Iovance Biotherapeutics , Inc. ............................. United States 793,500 23,067,045
a
Legend Biotech Corp., ADR ............................. United States 116,500 4,105,460
a
Novavax , Inc. ........................................ United States 70,000 10,017,000
a
PTC Therapeutics, Inc. ................................. United States 423,000 19,597,590
a
Seattle Genetics, Inc. .................................. United States 184,000 30,593,680
185,106,737
Capital Markets 4.4%
Ares Management Corp. ................................ United States 664,000 26,520,160
MarketAxess Holdings, Inc. .............................. United States 112,900 58,335,430
MSCI, Inc. ........................................... United States 152,000 57,148,960
Tradeweb Markets, Inc., A ............................... United States 748,600 40,476,802
182,481,352
Chemicals 0.5%
a
Ingevity Corp. ........................................ United States 354,780 20,747,534
a
Commercial Services & Supplies 1.1%
Republic Services, Inc. ................................. United States 508,000 44,323,000
Communications Equipment 0.2%
a
ViaSat , Inc. .......................................... United States 274,050 10,402,938
a
Construction Materials 0.7%
Martin Marietta Materials, Inc. ............................ United States 139,500 28,901,610
Containers & Packaging 1.0%
Ball Corp. ........................................... United States 570,000 41,969,100
Electronic Equipment, Instruments & Components 2.1%
Amphenol Corp., A .................................... United States 451,000 47,697,760
a
Keysight Technologies, Inc. .............................. United States 420,000 41,953,800
89,651,560
Entertainment 2.5%
a
Roku, Inc. ........................................... United States 216,278 33,499,299
a
Spotify Technology SA .................................. United States 159,500 41,122,290

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Entertainment (continued)
a
Zynga, Inc., A ........................................ United States 3,125,000 $ 30,718,750
105,340,339
Equity Real Estate Investment Trusts (REITs) 2.1%
SBA Communications Corp. ............................. United States 241,500 75,236,910
Terreno Realty Corp. ................................... United States 186,000 11,301,360
86,538,270
Food & Staples Retailing 0.4%
a
Grocery Outlet Holding Corp. ............................ United States 356,500 15,682,435
a
Health Care Equipment & Supplies 5.7%
a
DexCom , Inc. ........................................ United States 149,914 65,293,543
a
IDEXX Laboratories, Inc. ................................ United States 205,000 81,538,750
a
Inari Medical, Inc. ..................................... United States 113,000 6,352,860
a
iRhythm Technologies, Inc. .............................. United States 140,950 17,545,456
a
Penumbra, Inc. ....................................... United States 215,247 47,765,462
Teleflex, Inc. ......................................... United States 54,800 20,445,880
238,941,951
Health Care Providers & Services 2.2%
a
Centene Corp. ....................................... United States 523,000 34,125,750
a
Guardant Health, Inc. .................................. United States 472,500 40,247,550
a
HealthEquity , Inc. ..................................... United States 351,000 18,097,560
92,470,860
Health Care Technology 2.5%
a
Accolade, Inc. ........................................ United States 13,700 444,428
a
Livongo Health, Inc. ................................... United States 262,000 33,339,500
a
Veeva Systems, Inc., A ................................. United States 274,000 72,492,180
106,276,108
Hotels, Restaurants & Leisure 5.9%
a
Chipotle Mexican Grill, Inc. .............................. United States 35,800 41,354,728
Domino's Pizza, Inc. ................................... United States 83,000 32,088,630
a,b
DraftKings , Inc., A ..................................... United States 2,638,158 80,658,576
Marriott International, Inc., A ............................. United States 143,200 12,003,740
Vail Resorts, Inc. ...................................... United States 199,500 38,309,985
Wingstop , Inc. ........................................ United States 266,500 41,640,625
246,056,284
Household Durables 1.0%
a
NVR, Inc. ........................................... United States 10,400 40,873,560
a
Household Products 1.0%
Church & Dwight Co., Inc. ............................... United States 430,000 41,421,900
Industrial Conglomerates 1.2%
Roper Technologies, Inc. ................................ United States 119,930 51,863,729
Interactive Media & Services 1.9%
a
Match Group, Inc. ..................................... United States 315,859 32,438,719
a
Pinterest, Inc., A ...................................... United States 1,415,000 48,520,350
80,959,069
IT Services 11.3%
a,c,d
Adyen NV, 144A, Reg S ................................ Netherlands 12,250 20,445,415
a
Black Knight, Inc. ..................................... United States 853,000 63,906,760
Booz Allen Hamilton Holding Corp. ........................ United States 246,000 20,112,960

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a
Common Stocks
(continued)
IT Services (continued)
a
EPAM Systems, Inc. ................................... United States 156,000 $ 45,252,480
a
GoDaddy , Inc., A ...................................... United States 565,300 39,729,284
Jack Henry & Associates, Inc. ............................ United States 222,500 39,671,750
a
Okta , Inc. ........................................... United States 291,500 64,415,670
a
Shift4 Payments, Inc., A ................................ United States 281,400 10,777,620
a
Twilio , Inc., A ......................................... United States 443,000 122,897,060
a
Wix.com Ltd. ......................................... Israel 145,500 42,264,840
469,473,839
Leisure Products 0.7%
a
Peloton Interactive, Inc., A ............................... United States 450,000 30,699,000
a
Life Sciences Tools & Services 3.4%
a
10X Genomics, Inc., A .................................. United States 222,000 21,838,140
a
Berkeley Lights, Inc. ................................... United States 27,800 1,667,166
Bio- Techne Corp. ..................................... United States 148,200 40,778,712
a
Mettler -Toledo International, Inc. .......................... United States 80,900 75,641,500
139,925,518
Machinery 2.7%
Fortive Corp. ......................................... United States 574,500 40,324,155
IDEX Corp. .......................................... United States 243,500 40,133,670
Stanley Black & Decker, Inc. ............................. United States 196,500 30,127,380
110,585,205
Personal Products 0.4%
a
BellRing Brands, Inc., A ................................. United States 845,800 16,806,046
a
Pharmaceuticals 2.3%
a
GW Pharmaceuticals plc, ADR ........................... United Kingdom 188,700 24,083,781
a
Horizon Therapeutics plc ................................ United States 500,000 30,595,000
a
Reata Pharmaceuticals, Inc., A ........................... United States 192,700 28,461,790
a
Revance Therapeutics, Inc. .............................. United States 605,000 14,205,400
97,345,971
Professional Services 5.3%
a
CoStar Group, Inc. .................................... United States 113,800 96,702,688
TransUnion .......................................... United States 457,000 40,933,490
Verisk Analytics, Inc. ................................... United States 444,000 83,787,240
221,423,418
Road & Rail 1.2%
Kansas City Southern .................................. United States 106,500 18,302,025
a
Lyft, Inc., A .......................................... United States 175,500 5,129,865
Old Dominion Freight Line, Inc. ........................... United States 144,150 26,353,503
49,785,393
Semiconductors & Semiconductor Equipment 6.5%
Entegris , Inc. ......................................... United States 165,000 11,865,150
KLA Corp. ........................................... United States 284,500 56,851,635
a
Lattice Semiconductor Corp. ............................. United States 1,225,214 38,091,903
Microchip Technology, Inc. .............................. United States 230,000 23,397,900
Monolithic Power Systems, Inc. ........................... United States 144,500 38,293,945
NXP Semiconductors NV ............................... Netherlands 182,000 21,390,460
a
Semtech Corp. ....................................... United States 343,963 19,169,058
a
SiTime Corp. ......................................... United States 481,000 25,565,150

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc. ........................................... United States 338,000 $ 36,284,300
270,909,501
Software 14.8%
a
Alteryx, Inc., A ........................................ United States 243,000 42,644,070
a
ANSYS, Inc. ......................................... United States 199,500 61,964,700
a
Atlassian Corp. plc, A .................................. United States 221,000 39,039,650
a
Bill.com Holdings, Inc. .................................. United States 475,733 44,295,500
a
Cloudflare , Inc., A ..................................... United States 914,400 38,057,328
a
DocuSign, Inc. ....................................... United States 571,500 123,918,345
a
nCino , Inc. .......................................... United States 23,400 1,850,940
a
Paylocity Holding Corp. ................................. United States 383,000 51,015,600
a
Q2 Holdings, Inc. ..................................... United States 306,000 28,779,300
a
Synopsys, Inc. ....................................... United States 425,500 84,768,110
a
Vertex, Inc., A ........................................ United States 40,400 951,824
a
Workday, Inc., A ...................................... United States 268,500 48,577,020
a
Zendesk , Inc. ........................................ United States 574,000 52,320,100
618,182,487
Specialty Retail 3.6%
a
Burlington Stores, Inc. .................................. United States 237,000 44,556,000
a
Five Below, Inc. ....................................... United States 254,500 27,717,595
a
O'Reilly Automotive, Inc. ................................ United States 92,000 43,918,960
Tractor Supply Co. .................................... United States 228,000 32,544,720
148,737,275
Textiles, Apparel & Luxury Goods 0.7%
Levi Strauss & Co., A .................................. United States 1,460,000 17,753,600
VF Corp. ............................................ United States 176,700 10,665,612
28,419,212
Trading Companies & Distributors 0.8%
Fastenal Co. ......................................... United States 669,000 31,469,760
Total Common Stocks (Cost $2,434,534,096) ....................................
4,034,597,052
Preferred Stocks 0.6%
Automobiles 0.4%
a,b,c,e
Proterra , Inc., 144A, 5 .................................. United States 1,416,913 17,163,667
a
Semiconductors & Semiconductor Equipment 0.2%
a,b,e
Phononic Devices, Inc., F ............................... United States 2,970,061 5,544,970
a
Total Preferred Stocks (Cost $14,635,912) ......................................
22,708,637
Warrants
a a a a a
Warrants 0.0%
†
Semiconductors & Semiconductor Equipment 0.0%
†
a,b,e
P honon ic Devices, Inc., 12/01/29 ......................... United States 511,298 1,042,233
Total Warrants (Cost $47) .....................................................
1,042,233

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Small-Mid Cap Growth Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 74 .
a a
Country
Principal
Amount
*
a
Value
a a a a a a
f
Senior Floating Rate Interests 0.0%
Semiconductors & Semiconductor Equipment 0.0%
†
b,e,g
Phononic Devices , Inc., Term Loan, A, 12%, PIK, 1/17/24 ....... United States 508,082 $ 466,102
Total Senior Floating Rate Interests (Cost $505,250) .............................
466,102
Total Long Term Investments (Cost $2,449,675,305) .............................
4,058,814,024
a
Short Term Investments 2.9%
a a
Country Shares
a
Value
a
Money Market Funds 2.9%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 119,724,217 119,724,217
Total Money Market Funds (Cost $119,724,217) .................................
119,724,217
Total Short Term Investments (Cost $119,724,217 ) ...............................
119,724,217
a
Total Investments (Cost $2,569,399,522) 100.2% ................................
$4,178,538,241
Other Assets, less Liabilities (0.2)% ...........................................
(7,209,643)
Net Assets 100.0% ...........................................................
$4,171,328,598
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $37,609,082, representing 0.9% of net assets.
d
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2020, the value of this security was $20,445,415, representing 0.5% of net assets.
e
See Note 7 regarding restricted securities.
f
The coupon rate shown represents the rate at period end.
g
Income may be received in additional securities and/or cash.
h
See Note 9 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Statement of Investments (unaudited), July 31, 2020
Franklin Strategic Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a
Common Stocks 0.3%
Aerospace & Defense 0.0%
†
a,b,c
Remington Outdoor Co., Inc. ............................. United States 1,322,439 $ 330,610
b
Energy Equipment & Services 0.0%
†
b
Weatherford International plc ............................. United States 151,545 262,173
b
Hotels, Restaurants & Leisure 0.0%
†
a,b,d
Turtle Bay Resort LLC .................................. United States 5,579,939 122,759
b
Machinery 0.1%
a,b
Birch Permian Holdings, Inc. ............................. United States 46,176 230,880
a,b
Birch Permian Holdings, Inc. ............................. United States 359,948 1,754,746
1,985,626
Media 0.0%
†
b
Clear Channel Outdoor Holdings, Inc. ...................... United States 285,564 261,719
b
iHeartMedia , Inc., A .................................... United States 115,084 962,102
a,b
iHeartMedia , Inc., B ................................... United States 1,941 13,793
1,237,614
Multiline Retail 0.0%
a,b,e
K2016470219 South Africa Ltd., A ......................... South Africa 125,940,079 —
a,b,e
K2016470219 South Africa Ltd., B ......................... South Africa 12,532,821 —
—
Oil, Gas & Consumable Fuels 0.0%
†
f
Amplify Energy Corp. .................................. United States 5,288 6,451
b,g
Chaparral Energy, Inc., A, 144A ........................... United States 3,418 1,330
Riviera Resources, Inc. ................................. United States 84,462 161,323
169,104
Paper & Forest Products 0.2%
a,b,e
Appvion Operations, Inc. ................................ United States 331,326 6,486,910
Verso Corp., A ........................................ United States 38,905 475,030
6,961,940
Road & Rail 0.0%
†
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 2,551,511 74,222
b
Total Common Stocks (Cost $37,039,338) ......................................
11,144,048
Management Investment Companies 2.8%
Capital Markets 2.8%
h
Franklin Floating Rate Income Fund ....................... United States 15,243,687 111,888,666
Total Management Investment Companies (Cost $152,217,419) ...................
111,888,666
Warrants
a a a a a
Warrants 0.0%
†
Media 0.0%
†
b
iHeartMedia , Inc., 5/01/39 ............................... United States 1 8
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 10,639 5,653
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 13,300 5,218
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 17,100 4,506
15,377

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Warrants
a
Value
a a a a a a
Paper & Forest Products 0.0%
†
b
Verso Corp., 7/25/23 ................................... United States 4,095 $ 3,481
Software 0.0%
†
a,b
WorkCapital BSD SARL, 2/13/26 .......................... Brazil 6,000,000 750,000
Total Warrants (Cost $750,023) ................................................
768,866
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
a,g,i,j
Digicel Group 0.5 Ltd., Sub. Bond, 144A, PIK, 7%, Perpetual ..... Bermuda 588,118 74,936
Total Convertible Bonds (Cost $102,781) .......................................
74,936
Corporate Bonds 42.2%
Air Freight & Logistics 0.5%
FedEx Corp., Senior Bond, 4.05%, 2/15/48 .................. United States 1,200,000 1,370,326
United Parcel Service, Inc., Senior Bond, 5.3%, 4/01/50 ........ United States 13,400,000 20,745,182
22,115,508
Auto Components 0.4%
g
Allison Transmission, Inc., Senior Bond, 144A, 5.875%, 6/01/29 .. United States 7,000,000 7,742,945
Dana, Inc., Senior Note, 5.625%, 6/15/28 ................... United States 6,400,000 6,730,464
14,473,409
Banks 3.3%
g
Akbank T.A.S., Senior Bond, 144A, 5.125%, 3/31/25 ........... Turkey 12,400,000 11,528,392
Bank of America Corp. ,
Senior Bond, 3.5%, 4/19/26 ............................ United States 29,800,000 33,819,466
Senior Bond, 3.248%, 10/21/27 ......................... United States 5,000,000 5,596,393
k
BDO Unibank , Inc., Senior Note, Reg S, 2.95%, 3/06/23 ........ Philippines 1,550,000 1,600,481
g
BNP Paribas SA, Senior Note, 144A, 2.219% to 6/09/25, FRN
thereafter, 6/09/26 ................................... France 4,400,000 4,579,225
k
China Construction Bank Corp., Sub. Bond, Reg S, 4.25% to
2/27/24, FRN thereafter, 2/27/29 ........................ China 8,000,000 8,641,273
j
Comerica, Inc., Junior Sub. Bond, 5.625% to 10/01/25, FRN
thereafter, Perpetual ................................. United States 3,000,000 3,210,900
Fifth Third Bancorp, Senior Note, 2.55%, 5/05/27 .............. United States 5,100,000 5,553,947
HSBC Holdings plc, Senior Bond, 2.848% to 6/04/30, FRN thereafter,
6/04/31 ........................................... United Kingdom 8,300,000 8,711,212
Industrial & Commercial Bank of China Ltd., Senior Bond, 3.538%,
11/08/27 .......................................... China 8,500,000 9,568,212
JPMorgan Chase & Co. ,
Senior Bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31 ..... United States 9,400,000 10,160,851
Sub. Bond, 3.875%, 9/10/24 ........................... United States 10,000,000 11,182,663
Lloyds Banking Group plc, Senior Note, 3.87% to 7/09/24, FRN
thereafter, 7/09/25 ................................... United Kingdom 1,600,000 1,765,600
Regions Financial Corp., Senior Note, 2.25%, 5/18/25 .......... United States 5,700,000 6,063,994
SVB Financial Group, Senior Bond, 3.125%, 6/05/30 ........... United States 2,700,000 3,005,678
Wells Fargo & Co., Senior Note, 2.188% to 4/30/25, FRN thereafter,
4/30/26 ........................................... United States 7,700,000 8,045,911
133,034,198
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc., Senior Bond, 3.5%, 6/01/30 Belgium 13,400,000 15,364,575
Diageo Capital plc, Senior Bond, 2%, 4/29/30 ................ United Kingdom 7,300,000 7,752,551
23,117,126

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Biotechnology 1.1%
g
AbbVie, Inc. ,
Senior Bond, 144A, 3.2%, 11/21/29 ...................... United States 6,000,000 $ 6,770,324
Senior Note, 144A, 3.8%, 3/15/25 ....................... United States 25,000,000 28,085,999
Senior Note, 144A, 2.95%, 11/21/26 ..................... United States 5,900,000 6,516,907
Biogen, Inc., Senior Bond, 2.25%, 5/01/30 ................... United States 2,700,000 2,833,522
44,206,752
Building Products 0.2%
g
Carrier Global Corp., Senior Note, 144A, 2.722%, 2/15/30 ....... United States 6,300,000 —
g
Cornerstone Building Brands, Inc., Senior Note, 144A, 8%, 4/15/26 United States 9,000,000 9,275,355
9,275,355
Capital Markets 2.2%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.5%, 1/23/25 ............................ United States 23,000,000 25,316,400
Senior Bond, 3.75%, 2/25/26 ........................... United States 15,000,000 17,012,281
Morgan Stanley ,
Senior Bond, 3.875%, 1/27/26 .......................... United States 32,300,000 37,112,423
Senior Bond, 3.591% to 7/22/27, FRN thereafter, 7/22/28 ..... United States 10,000,000 11,437,955
l
Sanchez Energy Partners I LP, 6.125%, 1/15/23 .............. United States 6,000,000 60,000
90,939,059
Chemicals 2.2%
g
Alpek SAB de CV, Senior Bond, 144A, 4.25%, 9/18/29 ......... Mexico 16,000,000 16,432,960
g
Braskem Netherlands Finance BV, Senior Bond, 144A, 4.5%,
1/31/30 ........................................... Brazil 10,000,000 9,280,000
k
CNAC HK Finbridge Co. Ltd., Senior Note, Reg S, 4.875%, 3/14/25 China 7,800,000 8,793,135
EI du Pont de Nemours and Co., Senior Bond, 2.3%, 7/15/30 .... United States 14,500,000 15,511,449
g
Gates Global LLC / Gates Corp., Senior Note, 144A, 6.25%, 1/15/26 United States 7,500,000 7,868,775
g
Neon Holdings, Inc., Senior Secured Note, 144A, 10.125%, 4/01/26 United States 5,000,000 5,100,000
Olin Corp., Senior Bond, 5.125%, 9/15/27 ................... United States 4,000,000 3,891,620
g
SABIC Capital II BV, Senior Bond, 144A, 4.5%, 10/10/28 ........ Saudi Arabia 5,500,000 6,512,473
g
Sociedad Quimica y Minera de Chile SA, Senior Bond, 144A,
3.625%, 4/03/23 ..................................... Chile 1,500,000 1,566,218
g
TPC Group, Inc., Senior Secured Note, 144A, 10.5%, 8/01/24 .... United States 11,000,000 9,811,780
Westlake Chemical Corp., Senior Bond, 3.375%, 6/15/30 ....... United States 2,500,000 2,653,570
g
Yara International ASA, Senior Bond, 144A, 3.148%, 6/04/30 ..... Norway 1,400,000 1,514,992
88,936,972
Commercial Services & Supplies 0.0%
†
RELX Capital, Inc., Senior Bond, 3%, 5/22/30 ................ United Kingdom 1,500,000 1,669,393
Communications Equipment 0.4%
g
CommScope Technologies LLC, Senior Bond, 144A, 6%, 6/15/25 . United States 14,600,000 14,937,990
Construction & Engineering 0.3%
g
Mexico City Airport Trust, Senior Secured Bond, 144A, 5.5%, 7/31/47 Mexico 12,718,000 10,714,915
g
Rutas 2 and 7 Finance Ltd., Senior Secured Bond, 144A, Zero Cpn .,
9/30/36 ........................................... United States 1,200,000 832,500
11,547,415
Construction Materials 0.4%
g
Cemex SAB de CV ,
Senior Secured Bond, 144A, 5.7%, 1/11/25 ................ Mexico 13,000,000 13,131,430

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Construction Materials (continued)
g
Cemex SAB de CV, (continued)
Senior Secured Bond, 144A, 6.125%, 5/05/25 .............. Mexico 2,000,000 $ 2,042,710
15,174,140
Consumer Finance 0.6%
Capital One Financial Corp., Senior Bond, 3.2%, 2/05/25 ........ United States 11,900,000 12,976,268
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 3,300,000 3,502,290
Senior Note, 6.625%, 1/15/28 .......................... United States 5,700,000 6,541,585
23,020,143
Containers & Packaging 2.0%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 6%, 2/15/25 ........................ United States 3,167,000 3,312,682
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 3,700,000 3,876,749
Bemis Co., Inc., Senior Bond, 2.63%, 6/19/30 ................ United States 2,100,000 2,232,046
g
CCL Industries, Inc., Senior Bond, 144A, 3.05%, 6/01/30 ........ Canada 5,300,000 5,558,233
Crown Americas LLC / Crown Americas Capital Corp. VI, Senior
Note, 4.75%, 2/01/26 ................................. United States 7,100,000 7,433,984
g
Mauser Packaging Solutions Holding Co., Senior Note, 144A, 7.25%,
4/15/25 ........................................... United States 15,000,000 14,418,750
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5%, 1/15/22 ........................ United States 974,000 978,602
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 10,000,000 10,583,050
g
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA ,
m
Senior Secured Note, 144A, FRN, 3.775%, (3-month USD LIBOR
+ 3.5%), 7/15/21 .................................... United States 6,500,000 6,501,625
Senior Secured Note, 144A, 5.125%, 7/15/23 .............. United States 5,900,000 5,997,645
g
Sealed Air Corp. ,
Senior Bond, 144A, 5.125%, 12/01/24 .................... United States 11,300,000 12,465,312
Senior Note, 144A, 4.875%, 12/01/22 .................... United States 4,000,000 4,204,060
WRKCo , Inc., Senior Bond, 3%, 6/15/33 .................... United States 3,600,000 3,926,060
81,488,798
Distributors 0.2%
g
Resideo Funding, Inc., Senior Note, 144A, 6.125%, 11/01/26 ..... United States 9,000,000 9,208,395
Diversified Financial Services 0.3%
m
Cia Securitizadora de Creditos Financeiros Vert-Fintech, 12, Senior
Secured Note, FRN, 2.09%, (BZDIOVRA + 5.75%), 2/14/24 .... Brazil 11,513,000 BRL 2,442,346
g
MPH Acquisition Holdings LLC, Senior Note, 144A, 7.125%, 6/01/24 United States 8,000,000 8,220,000
10,662,346
Diversified Telecommunication Services 1.6%
g
Altice France Holding SA, Senior Note, 144A, 6%, 2/15/28 ...... Luxembourg 6,100,000 6,103,935
g
Altice France SA, Senior Secured Note, 144A, 5.5%, 1/15/28 .... France 2,500,000 2,642,187
AT&T, Inc. ,
Senior Bond, 4.3%, 2/15/30 ............................ United States 4,000,000 4,807,861
Senior Note, 2.95%, 7/15/26 ........................... United States 14,800,000 16,261,542
Senior Note, 2.3%, 6/01/27 ............................ United States 2,900,000 3,076,046
Bell Canada, Inc., Senior Bond, 4.464%, 4/01/48 .............. Canada 1,400,000 1,882,690
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 5/01/25 ..................... United States 13,000,000 13,440,115
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 2,000,000 2,122,310

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones SA ,
Senior Bond, 4.103%, 3/08/27 .......................... Spain 4,500,000 $ 5,225,860
Senior Bond, 4.895%, 3/06/48 .......................... Spain 1,000,000 1,254,099
TELUS Corp., Senior Bond, 4.6%, 11/16/48 .................. Canada 1,000,000 1,316,511
g
Virgin Media Secured Finance plc, Senior Secured Bond, 144A,
4.5%, 8/15/30 ...................................... United Kingdom 5,600,000 5,972,400
64,105,556
Electric Utilities 2.3%
k
CGNPC International Ltd., Senior Bond, Reg S, 3.75%, 12/11/27 .. China 3,289,000 3,673,044
Duke Energy Corp. ,
Senior Bond, 2.45%, 6/01/30 ........................... United States 3,800,000 4,109,931
Senior Bond, 3.75%, 9/01/46 ........................... United States 1,600,000 1,974,804
Exelon Corp. ,
Senior Bond, 4.05%, 4/15/30 ........................... United States 13,400,000 16,056,761
Senior Bond, 4.45%, 4/15/46 ........................... United States 1,400,000 1,821,052
Southern Co. (The), Senior Bond, 3.25%, 7/01/26 ............. United States 24,200,000 27,500,536
g
State Grid Overseas Investment 2016 Ltd., Senior Bond, 144A,
3.5%, 5/04/27 ...................................... China 15,800,000 17,720,513
g
Three Gorges Finance I Cayman Islands Ltd., Senior Bond, 144A,
3.15%, 6/02/26 ..................................... China 12,800,000 13,968,384
k
TNB Global Ventures Capital Bhd., Senior Bond, Reg S, 3.244%,
10/19/26 .......................................... Malaysia 3,775,000 4,053,991
Virginia Electric and Power Co., Senior Bond, 6.35%, 11/30/37 ... United States 820,000 1,276,969
92,155,985
Electrical Equipment 0.0%
†
Emerson Electric Co., Senior Bond, 2.75%, 10/15/50 ........... United States 1,800,000 1,968,125
Electronic Equipment, Instruments & Components 0.4%
Flex Ltd., Senior Note, 3.75%, 2/01/26 ..................... United States 12,300,000 13,440,767
FLIR Systems, Inc., Senior Note, 2.5%, 8/01/30 ............... United States 2,100,000 2,170,994
15,611,761
Energy Equipment & Services 0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.,
Senior Bond, 4.486%, 5/01/30 .......................... United States 700,000 833,425
g
Nabors Industries Ltd., Senior Note, 144A, 7.25%, 1/15/26 ...... United States 6,000,000 3,804,360
g
Schlumberger Holdings Corp., Senior Note, 144A, 3.9%, 5/17/28 .. United States 3,800,000 4,197,616
g
Weatherford International Ltd., Senior Note, 144A, 11%, 12/01/24 . United States 4,591,000 3,328,475
12,163,876
Entertainment 0.6%
AMC Entertainment Holdings, Inc., Senior Note, 5.75%, 6/15/25 .. United States 6,500,000 1,868,750
g
Live Nation Entertainment, Inc., Senior Note, 144A, 4.75%, 10/15/27 United States 4,400,000 4,076,886
Netflix, Inc., Senior Bond, 4.375%, 11/15/26 ................. United States 11,800,000 13,129,742
Walt Disney Co. (The), Senior Note, 2.2%, 1/13/28 ............ United States 4,800,000 5,086,650
24,162,028
Equity Real Estate Investment Trusts (REITs) 0.6%
AvalonBay Communities, Inc., Senior Bond, 2.45%, 1/15/31 ..... United States 4,500,000 4,890,807
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 4,200,000 4,422,201
Senior Bond, 5%, 10/15/27 ............................ United States 5,700,000 6,123,938
g
SBA Communications Corp., Senior Note, 144A, 3.875%, 2/15/27 . United States 5,600,000 5,805,408

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Bond, 144A, 4.125%, 8/15/30 ..................... United States 1,300,000 $ 1,317,225
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 2,500,000 2,523,050
25,082,629
Food & Staples Retailing 0.7%
g
Cencosud SA, Senior Bond, 144A, 4.375%, 7/17/27 ........... Chile 7,500,000 7,796,372
Kroger Co. (The), Senior Bond, 4.45%, 2/01/47 ............... United States 1,200,000 1,571,557
Walgreens Boots Alliance, Inc., Senior Bond, 3.8%, 11/18/24 ..... United States 18,000,000 19,989,102
29,357,031
Food Products 0.9%
B&G Foods, Inc., Senior Note, 5.25%, 9/15/27 ............... United States 9,000,000 9,575,820
Bunge Ltd. Finance Corp., Senior Bond, 3.25%, 8/15/26 ........ United States 2,000,000 2,149,363
k
China Mengniu Dairy Co. Ltd., Senior Note, Reg S, 4.25%, 8/07/23 China 392,000 424,036
g
Kraft Heinz Foods Co. ,
Senior Bond, 144A, 4.25%, 3/01/31 ...................... United States 2,000,000 2,211,948
Senior Note, 144A, 3.875%, 5/15/27 ..................... United States 6,500,000 7,010,541
g
MHP Lux SA, Senior Note, 144A, 6.95%, 4/03/26 ............. Ukraine 8,000,000 8,127,920
g
Post Holdings, Inc., Senior Bond, 144A, 4.625%, 4/15/30 ....... United States 6,700,000 7,060,125
36,559,753
Gas Utilities 0.1%
Piedmont Natural Gas Co., Inc., Senior Bond, 3.35%, 6/01/50 .... United States 2,800,000 3,357,369
Health Care Equipment & Supplies 0.3%
Abbott Laboratories, Senior Bond, 4.75%, 11/30/36 ............ United States 9,100,000 12,810,090
Health Care Providers & Services 1.4%
Anthem, Inc. ,
Senior Bond, 2.25%, 5/15/30 ........................... United States 3,650,000 3,868,274
Senior Bond, 3.7%, 9/15/49 ............................ United States 1,400,000 1,695,476
Centene Corp. ,
Senior Note, 4.75%, 5/15/22 ........................... United States 2,000,000 2,036,940
g
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 7,600,000 8,137,016
Senior Note, 4.25%, 12/15/27 .......................... United States 3,000,000 3,194,445
Senior Note, 4.625%, 12/15/29 ......................... United States 2,300,000 2,568,076
Senior Note, 3.375%, 2/15/30 .......................... United States 1,400,000 1,489,257
CHS/Community Health Systems, Inc., Senior Secured Note, 6.25%,
3/31/23 ........................................... United States 8,000,000 8,070,000
Cigna Corp., Senior Bond, 4.9%, 12/15/48 ................... United States 1,200,000 1,694,316
CVS Health Corp., Senior Bond, 4.3%, 3/25/28 ............... United States 5,800,000 6,894,769
DaVita, Inc., Senior Bond, 5%, 5/01/25 ..................... United States 6,000,000 6,171,000
HCA, Inc., Senior Bond, 5.875%, 2/15/26 ................... United States 3,000,000 3,514,650
Orlando Health Obligated Group, 3.777%, 10/01/28 ............ United States 3,870,000 4,383,610
Quest Diagnostics, Inc., Senior Bond, 2.8%, 6/30/31 ........... United States 2,100,000 2,305,945
56,023,774
Hotels, Restaurants & Leisure 1.2%
g
1011778 BC ULC / New Red Finance, Inc., Secured Note, 144A, 5%,
10/15/25 .......................................... Canada 7,500,000 7,712,288
g
Colt Merger Sub, Inc. ,
Senior Secured Note, 144A, 5.75%, 7/01/25 ............... United States 1,500,000 1,563,750
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 3,700,000 3,878,913
g
Golden Nugget, Inc., Senior Note, 144A, 6.75%, 10/15/24 ....... United States 13,200,000 9,256,500

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
g
Colt Merger Sub, Inc., (continued)
g
International Game Technology plc, Senior Secured Note, 144A,
5.25%, 1/15/29 ..................................... United States 7,000,000 $ 7,163,765
g
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Senior Note, 144A, 5.25%, 6/01/26 ....................... United States 9,100,000 9,580,981
g
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Senior Bond,
144A, 5.5%, 3/01/25 ................................. United States 9,800,000 9,236,500
48,392,697
Household Durables 0.6%
KB Home ,
Senior Bond, 7.5%, 9/15/22 ............................ United States 5,000,000 5,492,575
Senior Note, 7%, 12/15/21 ............................ United States 5,000,000 5,255,625
Mohawk Industries, Inc., Senior Bond, 3.625%, 5/15/30 ......... United States 14,300,000 14,766,613
25,514,813
Household Products 0.1%
g
Kimberly-Clark de Mexico SAB de CV, Senior Bond, 144A, 2.431%,
7/01/31 ........................................... Mexico 2,200,000 2,238,500
g
Spectrum Brands, Inc., Senior Bond, 144A, 5.5%, 7/15/30 ....... United States 2,300,000 2,392,000
4,630,500
Independent Power and Renewable Electricity Producers 1.4%
g
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 4,300,000 4,417,734
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 4,000,000 4,160,660
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 3,500,000 3,543,680
Clearway Energy Operating LLC, Senior Note, 5.75%, 10/15/25 .. United States 12,800,000 13,697,344
g
Colbun SA ,
Senior Bond, 144A, 3.95%, 10/11/27 ..................... Chile 7,500,000 8,258,213
Senior Bond, 144A, 3.15%, 3/06/30 ...................... Chile 2,900,000 3,001,500
g
InterGen NV, Senior Secured Bond, 144A, 7%, 6/30/23 ......... Netherlands 8,600,000 8,406,500
g
Talen Energy Supply LLC ,
Senior Note, 144A, 10.5%, 1/15/26 ...................... United States 3,000,000 2,333,415
Senior Secured Note, 144A, 7.25%, 5/15/27 ............... United States 10,800,000 11,250,252
59,069,298
Industrial Conglomerates 0.2%
Honeywell International, Inc., Senior Bond, 1.95%, 6/01/30 ...... United States 6,900,000 7,443,057
Insurance 1.5%
Aflac, Inc., Senior Bond, 3.6%, 4/01/30 ..................... United States 12,000,000 14,336,699
Arch Capital Group Ltd., Senior Bond, 3.635%, 6/30/50 ......... United States 10,000,000 11,420,143
g
Five Corners Funding Trust II, Senior Note, 144A, 2.85%, 5/15/30 . United States 9,100,000 9,861,148
Manulife Financial Corp., Senior Note, 2.484%, 5/19/27 ......... Canada 8,900,000 9,416,829
Marsh & McLennan Cos., Inc., Senior Bond, 2.25%, 11/15/30 .... United States 12,100,000 12,982,142
Willis North America, Inc., Senior Bond, 2.95%, 9/15/29 ......... United States 3,500,000 3,847,059
61,864,020
Interactive Media & Services 0.4%
g
Tencent Holdings Ltd., Senior Bond, 144A, 2.39%, 6/03/30 ...... China 17,100,000 17,833,747
IT Services 0.4%
Fiserv, Inc., Senior Bond, 2.65%, 6/01/30 ................... United States 6,300,000 6,907,080
g
Gartner, Inc., Senior Note, 144A, 4.5%, 7/01/28 ............... United States 2,000,000 2,102,500

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
IT Services (continued)
g
Presidio Holdings, Inc., Senior Secured Note, 144A, 4.875%, 2/01/27 United States 7,000,000 $ 7,152,040
16,161,620
Machinery 0.6%
CNH Industrial NV, Senior Bond, 3.85%, 11/15/27 ............. United Kingdom 6,600,000 7,145,892
g
Manitowoc Co., Inc. (The), Secured Note, 144A, 9%, 4/01/26 .... United States 7,000,000 7,187,005
g
Navistar International Corp., Senior Secured Note, 144A, 9.5%,
5/01/25 ........................................... United States 3,300,000 3,776,437
g
Vertical US Newco, Inc., Senior Secured Note, 144A, 5.25%, 7/15/27 Germany 3,600,000 3,825,000
Westinghouse Air Brake Technologies Corp., Senior Note, 3.2%,
6/15/25 ........................................... United States 1,900,000 1,987,038
23,921,372
Marine 0.3%
k
ICTSI Treasury BV, Senior Bond, Reg S, 4.625%, 1/16/23 ....... Philippines 12,000,000 12,507,180
Media 2.4%
g
Altice Financing SA, Senior Secured Bond, 144A, 7.5%, 5/15/26 .. Luxembourg 4,000,000 4,306,000
Charter Communications Operating LLC / Charter Communications
Operating Capital, Senior Secured Bond, 2.8%, 4/01/31 ....... United States 10,900,000 11,465,539
g
Clear Channel International BV, Senior Secured Note, 144A,
6.625%, 8/01/25 ..................................... United States 1,300,000 1,334,125
Clear Channel Worldwide Holdings, Inc. ,
Senior Note, 9.25%, 2/15/24 ........................... United States 1,362,000 1,239,658
g
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 3,200,000 3,140,000
Comcast Corp., Senior Bond, 4.75%, 3/01/44 ................ United States 1,400,000 1,979,374
g
CSC Holdings LLC, Senior Note, 144A, 5.5%, 5/15/26 .......... United States 16,000,000 16,800,000
g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 4,500,000 2,469,375
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 4,300,000 3,321,685
DISH DBS Corp. ,
Senior Note, 5%, 3/15/23 ............................. United States 3,500,000 3,653,335
Senior Note, 5.875%, 11/15/24 ......................... United States 6,100,000 6,369,407
g
Senior Note, 144A, 7.375%, 7/01/28 ..................... United States 3,600,000 3,819,456
Fox Corp., Senior Bond, 3.5%, 4/08/30 ..................... United States 4,000,000 4,560,929
iHeartCommunications , Inc., Senior Note, 8.375%, 5/01/27 ...... United States 1,199,371 1,192,553
g
Nexstar Broadcasting, Inc., Senior Note, 144A, 5.625%, 8/01/24 .. United States 15,000,000 15,451,575
g
Univision Communications, Inc., Senior Secured Note, 144A,
5.125%, 2/15/25 ..................................... United States 16,000,000 15,560,000
96,663,011
Metals & Mining 1.0%
g
FMG Resources August 2006 Pty. Ltd., Senior Note, 144A, 5.125%,
5/15/24 ........................................... Australia 7,700,000 8,239,809
g
Glencore Funding LLC ,
Senior Bond, 144A, 4.125%, 5/30/23 ..................... Australia 5,000,000 5,374,830
Senior Bond, 144A, 4.625%, 4/29/24 ..................... Australia 2,500,000 2,791,000
g
Novelis Corp., Senior Bond, 144A, 5.875%, 9/30/26 ........... United States 14,000,000 14,954,240
g
SunCoke Energy Partners LP / SunCoke Energy Partners Finance
Corp., Senior Note, 144A, 7.5%, 6/15/25 .................. United States 12,000,000 11,077,380
42,437,259
Multiline Retail 0.0%
†
Dollar Tree, Inc., Senior Bond, 4.2%, 5/15/28 ................. United States 1,700,000 2,023,982
a,g,i
K2016470219 South Africa Ltd., Senior Secured Note, 144A, PIK,
3%, 12/31/22 ....................................... South Africa 10,283,232 —

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Multiline Retail (continued)
a,g,i
K2016470260 South Africa Ltd., Senior Secured Note, 144A, PIK,
25%, 12/31/22 ...................................... South Africa 3,001,471 $ 15,007
2,038,989
Multi-Utilities 0.2%
Dominion Energy, Inc., C, Senior Note, 3.375%, 4/01/30 ........ United States 8,500,000 9,846,174
Oil, Gas & Consumable Fuels 2.2%
g
Aker BP ASA, Senior Note, 144A, 4.75%, 6/15/24 ............. Norway 5,900,000 6,039,667
Canadian Natural Resources Ltd., Senior Bond, 2.95%, 7/15/30 .. Canada 3,700,000 3,803,841
Cenovus Energy, Inc., Senior Note, 5.375%, 7/15/25 ........... Canada 5,900,000 5,913,925
Cheniere Corpus Christi Holdings LLC, Senior Secured Note,
5.875%, 3/31/25 ..................................... United States 6,400,000 7,306,221
Cheniere Energy Partners LP, Senior Secured Note, 5.25%,
10/01/25 .......................................... United States 11,900,000 12,209,400
CNX Resources Corp., Senior Note, 5.875%, 4/15/22 .......... United States 106,000 105,271
Comstock Resources, Inc., Senior Note, 9.75%, 8/15/26 ........ United States 1,500,000 1,503,270
Energy Transfer Operating LP, Senior Bond, 4.05%, 3/15/25 ..... United States 1,300,000 1,370,459
EnLink Midstream LLC, Senior Bond, 5.375%, 6/01/29 ......... United States 2,900,000 2,326,075
g,i,k
EnQuest plc, Senior Note, 144A, Reg S, PIK, 7%, 4/15/22 ....... United Kingdom 10,303,551 5,426,880
Enterprise Products Operating LLC, Senior Bond, 4.8%, 2/01/49 .. United States 1,200,000 1,491,425
EOG Resources, Inc., Senior Bond, 4.375%, 4/15/30 ........... United States 1,000,000 1,219,489
Exxon Mobil Corp., Senior Bond, 2.61%, 10/15/30 ............. United States 4,700,000 5,190,448
Martin Midstream Partners LP / Martin Midstream Finance Corp.,
Senior Note, 7.25%, 2/15/21 ........................... United States 19,000,000 15,226,125
Occidental Petroleum Corp. ,
Senior Bond, 8.875%, 7/15/30 .......................... United States 3,800,000 4,284,500
Senior Bond, 6.45%, 9/15/36 ........................... United States 5,000,000 5,010,425
g
Rattler Midstream LP, Senior Note, 144A, 5.625%, 7/15/25 ...... United States 1,900,000 2,008,851
g
Sabine Pass Liquefaction LLC, Senior Secured Bond, 144A, 4.5%,
5/15/30 ........................................... United States 10,000,000 —
Sunoco LP / Sunoco Finance Corp., Senior Note, 4.875%, 1/15/23 United States 5,900,000 6,017,380
Williams Cos., Inc. (The), Senior Bond, 3.5%, 11/15/30 ......... United States 2,400,000 2,643,211
89,096,863
Pharmaceuticals 1.1%
g
Bausch Health Americas, Inc., Senior Note, 144A, 8.5%, 1/31/27 .. United States 5,000,000 5,570,075
g
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 3,100,000 3,203,850
Senior Note, 144A, 5%, 1/30/28 ........................ United States 3,000,000 3,018,690
Senior Secured Note, 144A, 7%, 3/15/24 .................. United States 2,100,000 2,196,558
g
Bayer US Finance II LLC, Senior Bond, 144A, 4.375%, 12/15/28 .. Germany 11,700,000 13,858,790
g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 4,380,000 4,730,400
Senior Note, 144A, 6%, 6/30/28 ........................ United States 6,537,000 4,990,999
g
Par Pharmaceutical, Inc., Senior Secured Note, 144A, 7.5%, 4/01/27 United States 1,716,000 1,827,437
Perrigo Finance Unlimited Co., Senior Note, 3.15%, 6/15/30 ..... United States 3,600,000 3,844,809
43,241,608
Real Estate Management & Development 0.4%
k
China Overseas Finance Cayman VI Ltd., Senior Bond, Reg S,
5.95%, 5/08/24 ..................................... China 7,500,000 8,652,675
g
Five Point Operating Co. LP / Five Point Capital Corp., Senior Note,
144A, 7.875%, 11/15/25 ............................... United States 8,000,000 7,755,080
16,407,755

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Road & Rail 1.2%
Burlington Northern Santa Fe LLC, Senior Bond, 4.15%, 4/01/45 .. United States 3,600,000 $ 4,802,873
CSX Corp., Senior Bond, 4.1%, 3/15/44 .................... United States 1,600,000 2,063,331
g
DAE Funding LLC ,
Senior Note, 144A, 4.5%, 8/01/22 ....................... United Arab
Emirates 2,000,000 1,970,550
Senior Note, 144A, 5%, 8/01/24 ........................ United Arab
Emirates 14,000,000 13,002,570
g
Kazakhstan Temir Zholy Finance BV, Senior Bond, 144A, 6.95%,
7/10/42 ........................................... Kazakhstan 18,100,000 24,920,225
a,i
Onsite Rental Group Operations Pty. Ltd., PIK, 6.1%, 10/26/23 ... Australia 4,655,176 3,854,866
50,614,415
Semiconductors & Semiconductor Equipment 0.0%
†
Maxim Integrated Products, Inc., Senior Note, 3.375%, 3/15/23 ... United States 1,800,000 1,909,158
Software 0.3%
g
Blackboard, Inc., Secured Note, 144A, 10.375%, 11/15/24 ....... United States 3,200,000 3,162,000
g
NortonLifeLock , Inc., Senior Note, 144A, 5%, 4/15/25 .......... United States 7,500,000 7,741,575
10,903,575
Specialty Retail 0.1%
AutoNation, Inc., Senior Bond, 4.75%, 6/01/30 ............... United States 1,900,000 2,205,409
g
Party City Holdings, Inc., Senior Note, 144A, 6.625%, 8/01/26 .... United States 5,300,000 1,272,000
3,477,409
Textiles, Apparel & Luxury Goods 0.3%
g
Hanesbrands, Inc., Senior Bond, 144A, 4.875%, 5/15/26 ........ United States 10,000,000 10,918,750
Tobacco 0.5%
Altria Group, Inc., Senior Bond, 3.4%, 5/06/30 ................ United States 12,400,000 13,873,820
BAT Capital Corp. ,
Senior Bond, 4.54%, 8/15/47 ........................... United Kingdom 600,000 687,762
Senior Note, 3.557%, 8/15/27 .......................... United Kingdom 2,700,000 2,972,931
g
Imperial Brands Finance plc, Senior Bond, 144A, 3.875%, 7/26/29 . United Kingdom 2,200,000 2,409,423
Reynolds American, Inc., Senior Bond, 4.45%, 6/12/25 ......... United Kingdom 1,900,000 2,162,408
22,106,344
Trading Companies & Distributors 0.6%
g
Beacon Roofing Supply, Inc., Senior Note, 144A, 4.875%, 11/01/25 United States 12,000,000 11,768,220
g
Herc Holdings, Inc., Senior Note, 144A, 5.5%, 7/15/27 .......... United States 5,300,000 5,618,000
g
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 2,700,000 2,966,530
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 2,500,000 2,734,763
23,087,513
Wireless Telecommunication Services 1.3%
g,i
Digicel Group 0.5 Ltd., Senior Note, 144A, PIK, 8%, 4/01/25 ..... Bermuda 1,083,979 364,578
Hughes Satellite Systems Corp., Senior Note, 6.625%, 8/01/26 ... United States 8,000,000 8,928,480
Sprint Communications, Inc., Senior Bond, 6%, 11/15/22 ........ United States 10,000,000 10,800,000
T-Mobile USA, Inc. ,
Senior Bond, 6.375%, 3/01/25 .......................... United States 13,000,000 13,358,020
Senior Note, 5.125%, 4/15/25 .......................... United States 6,000,000 6,168,690
g
Senior Secured Bond, 144A, 3.875%, 4/15/30 .............. United States 13,400,000 15,355,462
54,975,230
Total Corporate Bonds (Cost $1,702,085,007) ...................................
1,722,227,333

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
m
Senior Floating Rate Interests 4.0%
Aerospace & Defense 0.9%
i
Alloy FinCo Ltd., Facility Term Loan, 0.5%, PIK , 3/06/25 ........ Jersey 2,841,475 $ 1,065,553
a
FGI Operating Co. LLC, Initial Term Loan, 9.5%, (3-month USD
LIBOR + 7.5%), 5/15 /21 ............................... United States 28,662,305 28,662,545
a,i
FGI Operating Co. LLC, Term Loan, 12%, PIK, (3-month USD LIBOR
+ 11%), 5/15 /22 ..................................... United States 15,104,489 7,250,143
36,978,241
a a a a a a
Airlines 0.0%
†
JetBlue Airways Corp., Term Loan, 6.25%, (3-month USD LIBOR +
5.25%), 6/17/24 ..................................... United States 238,556 235,991
Auto Components 0.1%
Adient US LLC, Initial Term Loan, 4.49%, (3-month USD LIBOR +
4.25%; 1-month USD LIBOR + 4.25%), 5/06/24 ............. United States 4,692,699 4,640,883
Automobiles 0.0%
†
Thor Industries, Inc., Initial USD Term Loan, 3.938%, (1-month USD
LIBOR + 3.75%), 2/01/26 .............................. United States 1,780,712 1,759,566
Biotechnology 0.1%
Grifols Worldwide Operations Ltd., Dollar Term Loan, B, 2.111%, (1-
week USD LIBOR + 2%), 11/15/27 ....................... Ireland 4,240,810 4,164,666
Capital Markets 0.0%
†
Russell Investments US Institutional Holdco, Inc., Initial Term Loan,
3.822%, (3-month USD LIBOR + 2.75%), 6/01/23 ............ United States 630,769 623,081
Chemicals 0.1%
Axalta Coating Systems Dutch Holding B BV (Axalta Coating
Systems U.S. Holdings, Inc.), Dollar Term Loan, B3, 2.058%,
(3-month USD LIBOR + 1.75%), 6/01/24 .................. Netherlands 1,892,773 1,851,961
Commercial Services & Supplies 0.1%
Harsco Corp., Term Loan, B2, 3.25%, (1-month USD LIBOR +
2.25%), 12/06/24 .................................... United States 2,040,990 2,028,871
n
Prime Security Services Borrower LLC, First Lien, 2019 Refinancing
Term Loan, B1, 4.25%, (3-month USD LIBOR + 3.25%; 1-month
USD LIBOR + 3.25%), 9/23/26 .......................... United States 2,930,469 2,885,902
4,914,773
a a a a a a
Containers & Packaging 0.0%
†
Berry Global, Inc., Term Loan, Y, 2.188%, (1-month USD LIBOR +
2%), 7/01/26 ....................................... United States 1,488,703 1,449,625
Diversified Telecommunication Services 0.0%
†
Global Tel Link, Second Lien, Term Loan, 8.411%, (1-month USD
LIBOR + 8.25%), 11/20/26 ............................. United States 545,755 387,486
Electric Utilities 0.0%
†
EFS Cogen Holdings I LLC, Term Loan Advance, B2, 4.25%,
(3-month USD LIBOR + 3.25%; 1-month USD LIBOR + 3.25%),
6/28/23 ........................................... United States 947,929 940,346
Entertainment 0.1%
Diamond Sports Group LLC, Term Loan, 3.42%, (1-month USD
LIBOR + 3.25%), 8/24/26 .............................. United States 2,977,500 2,408,053
Food & Staples Retailing 0.1%
Aramark Intermediate HoldCo Corp., U.S. Term Loan, B4, 1.911%,
(1-month USD LIBOR + 1.75%), 1/15/27 .................. United States 3,890,250 3,721,674

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
m
Senior Floating Rate Interests
(continued)
Food Products 0.3%
B&G Foods, Inc., Term Loan, B4, 2.661%, (1-month USD LIBOR +
2.5%), 10/10/26 ..................................... United States 828,063 $ 819,524
CSM Bakery Solutions Ltd., Second Lien, Term Loan, 11%, (3-month
USD LIBOR + 10%), 7/05/21 ........................... United States 12,621,246 10,349,422
JBS USA Lux SA, New Term Loan, 3.072%, (3-month USD LIBOR +
2%), 5/01/26 ....................................... Luxembourg 2,248,821 2,184,480
13,353,426
a a a a a a
Health Care Providers & Services 0.1%
DaVita, Inc., Term Loan, B1, 1.911%, (1-month USD LIBOR +
1.75%), 8/12/26 ..................................... United States 1,990,000 1,958,160
Hotels, Restaurants & Leisure 0.1%
Caesars Resort Collection LLC, Term Loan ,
B, 2.911%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 2,984,694 2,755,246
B1, 4.715%, (3-month USD LIBOR + 4.5%; 1-month USD LIBOR +
4.5%), 7/21/25 ...................................... United States 114,883 111,101
2,866,347
a a a a a a
IT Services 0.3%
Aventiv Technologies LLC, First Lien, Initial Term Loan, 5.5%,
(3-month USD LIBOR + 4.5%), 11/01/24 .................. United States 2,468,354 1,983,940
Aventiv Technologies LLC, Second Lien, Initial Term Loan, 9.25%,
(3-month USD LIBOR + 8.25%), 11/01/25 .................. United States 7,588,688 4,771,388
Pitney Bowes, Inc., Incremental Term Loan, B, 5.68%, (1-month USD
LIBOR + 5.5%), 1/07/25 ............................... United States 2,666,250 2,492,944
WEX, Inc., Term Loan, B3, 2.411%, (1-month USD LIBOR + 2.25%),
5/15/26 ........................................... United States 4,118,594 3,997,095
13,245,367
a a a a a a
Leisure Products 0.1%
NASCAR Holdings LLC, Initial Term Loan, 2.922%, (1-month USD
LIBOR + 2.75%), 10/19/26 ............................. United States 3,989,402 3,914,047
Life Sciences Tools & Services 0.0%
†
Syneos Health, Inc., Replacement Term Loan, B, 1.911%, (1-month
USD LIBOR + 1.75%), 8/01/24 .......................... United States 1,352,135 1,326,300
Machinery 0.1%
Altra Industrial Motion Corp., Term Loan, 2.161%, (1-month USD
LIBOR + 2%), 9/26/25 ................................ United States 2,264,068 2,201,806
Navistar, Inc., Term Loan, B, 3.69%, (1-month USD LIBOR + 3.5%),
11/06/24 .......................................... United States 1,500,875 1,458,350
3,660,156
a a a a a a
Media 0.1%
CSC Holdings LLC, March 2017 Refinancing Term Loan, 2.425%,
(1-month USD LIBOR + 2.25%), 7/17/25 .................. United States 989,770 959,211
Gray Television, Inc., Term Loan, C, 2.671%, (1-month USD LIBOR +
2.5%), 1/02/26 ...................................... United States 339,690 331,623
Nexstar Broadcasting, Inc., Term Loan, B4, 2.921%, (1-month USD
LIBOR + 2.75%), 9/18/26 .............................. United States 958,343 935,383
2,226,217
a a a a a a
Oil, Gas & Consumable Fuels 0.3%
Buckeye Partners LP, Initial Term Loan, 2.921%, (1-month USD
LIBOR + 2.75%), 11/01/26 ............................. United States 1,565,510 1,534,853

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
m
Senior Floating Rate Interests
(continued)
Oil, Gas & Consumable Fuels (continued)
l
Fieldwood Energy LLC, First Lien, Closing Date Term Loan, 6.25%,
(3-month USD LIBOR + 5.25%), 4/11/22 .................. United States 32,439,645 $ 8,596,506
UTEX Industries, Inc., First Lien, Initial Term Loan, 8.25%, (3-month
USD LIBOR + 5%), 5/21/21 ............................ United States 2,138,576 614,840
UTEX Industries, Inc., Second Lien, Initial Term Loan, 8.561%,
(3-month USD LIBOR + 7.25%), 5/20/22 .................. United States 955,410 126,592
10,872,791
a a a a a a
Paper & Forest Products 0.1%
Appvion Operations, Inc., Term Loan, 7%, (3-month USD LIBOR +
6%), 6/12/26 ....................................... United States 4,823,297 4,726,831
Pharmaceuticals 0.1%
Catalent Pharma Solutions, Inc., Dollar Term Loan, B2, 3.25%,
(1-month USD LIBOR + 2.25%), 5/18/26 .................. United States 4,173,300 4,161,126
Real Estate Management & Development 0.1%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.911%, (1-month USD LIBOR + 2.75%), 8/21/25 ............ United States 3,173,304 3,043,395
Road & Rail 0.2%
Avis Budget Car Rental LLC, New Term Loan, B, 2.42%, (1-month
USD LIBOR + 2.25%), 8/06/27 .......................... United States 1,670,598 1,517,896
a
Onsite Rental Group Operations Pty. Ltd., Term Loan, B, 5.5%,
( 1-month USD LIBOR + 4.5%), 10/25 /22 .................. Australia 3,404,855 3,001,705
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan, B2, 5%,
(3-month USD LIBOR + 4%), 5/21/26 ..................... Australia 2,283,412 2,274,849
6,794,450
a a a a a a
Semiconductors & Semiconductor Equipment 0.1%
ON Semiconductor Corp., 2019 New Replacement Term Loan, B4,
2.161%, (1-month USD LIBOR + 2%), 9/19/26 .............. United States 1,985,000 1,956,466
Software 0.5%
Aristocrat Leisure Ltd., Term Loan, B3, 2.021%, (3-month USD
LIBOR + 1.75%), 10/19/24 ............................. Australia 1,371,348 1,337,922
a
WorkCapital BSD SARL, Term Loan, 16.434%, (3-month USD
LIBOR + 16% ), 2/11 /22 ............................... United States 20,000,000 19,877,069
21,214,991
a a a a a a
Specialty Retail 0.0%
†
Harbor Freight Tools USA, Inc., 2018 Initial Term Loan, 3.25%,
(1-month USD LIBOR + 2.5%), 8/18/23 ................... United States 1,521,520 1,493,807
Technology Hardware, Storage & Peripherals 0.0%
†
Cardtronics USA, Inc., Initial Term Loan, 5%, (1-month USD LIBOR +
4%), 6/29/27 ....................................... United States 1,007,698 1,006,018
Total Senior Floating Rate Interests (Cost $210,280,190) .........................
161,896,241
Marketplace Loans 0.1%
Diversified Financial Services 0.1%
a
Lending Club - LCX, 6.46% - 28.8%, 5/31/22 - 3/17/25 ......... United States 4,224,393 3,954,182
a
Upgrade, 14.19% - 30.51%, 11/05/22 - 2/20/25 ............... United States 2,396,621 2,112,860
6,067,042
a a a a a a
Total Marketplace Loans (Cost $6,621,014) .....................................
6,067,042

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Loan Participations and Assignments 0.5%
k
Russian Railways Via RZD Capital plc, Senior Bond, Reg S, 5.7%,
4/05/22 ........................................... Russia 17,600,000 $ 18,751,040
Total Loan Participations and Assignments (Cost $18,254,582) ...................
18,751,040
Foreign Government and Agency Securities 14.9%
g
African Export-Import Bank (The) , Senior Bond , 144A , 3.994% ,
9/21/29 ........................................... Egypt 16,100,000 16,411,535
g
Angola Government Bond , Senior Bond , 144A , 8.25% , 5/09/28 ... Angola 30,800,000 26,250,748
k
Banque Centrale de Tunisie International Bond , Senior Note , Reg S,
5.625% , 2/17/24 ..................................... Tunisia 25,700,000 EUR 27,764,448
g
Banque Ouest Africaine de Developpement , Senior Bond , 144A , 5% ,
7/27/27 ........................................... Togo 15,800,000 16,695,781
g
Belarus Government Bond ,
Senior Bond, 144A, 7.625%, 6/29/27 ..................... Belarus 11,400,000 11,922,815
Senior Bond, 144A, 6.2%, 2/28/30 ....................... Belarus 12,300,000 11,901,935
Brazil Notas do Tesouro Nacional ,
10%, 1/01/23 ....................................... Brazil 34,402,000 BRL 7,531,770
o
Index Linked, 6%, 5/15/23 ............................. Brazil 64,443,854 BRL 14,234,166
Colombia Government Bond ,
Senior Bond, 3.875%, 4/25/27 .......................... Colombia 14,000,000 15,267,840
Senior Bond, 9.85%, 6/28/27 ........................... Colombia 55,750,000,000 COP 18,965,454
Senior Bond, 4.5%, 3/15/29 ............................ Colombia 2,800,000 3,187,968
Senior Bond, 5%, 6/15/45 ............................. Colombia 20,700,000 25,601,657
g
Dominican Republic Government Bond , Senior Note , 144A , 8.9% ,
2/15/23 ...........................................
Dominican
Republic 838,300,000 DOP 14,131,876
Ecopetrol SA , Senior Bond , 4.125% , 1/16/25 .................
Colombia 8,200,000 8,569,902
g,j
Electricite de France SA ,
Junior Sub. Bond, 144A, 5.25% to 1/29/23, FRN thereafter,
Perpetual .......................................... France 25,000,000 26,012,250
Junior Sub. Bond, 144A, 5.625% to 1/22/24, FRN thereafter,
Perpetual .......................................... France 5,000,000 5,284,025
Equinor ASA , Senior Bond , 2.375% , 5/22/30 .................
Norway 7,000,000 7,529,646
g
Export-Import Bank of India , Senior Bond , 144A , 3.875% , 2/01/28 . India 16,000,000 16,893,278
g
Gabon Government Bond ,
144A, 6.375%, 12/12/24 ............................... Gabon 11,143,918 10,981,885
Senior Bond, 144A, 6.625%, 2/06/31 ..................... Gabon 17,150,000 16,362,927
Indonesia Government Bond ,
12.8%, 6/15/21 ..................................... Indonesia 129,210,000,000 IDR 9,501,802
11.75%, 8/15/23 ..................................... Indonesia 29,150,000,000 IDR 2,345,277
10%, 9/15/24 ....................................... Indonesia 8,340,000,000 IDR 657,775
8.375%, 9/15/26 ..................................... Indonesia 363,988,000,000 IDR 27,481,094
g
Senior Bond, 144A, 4.35%, 1/08/27 ...................... Indonesia 8,100,000 9,313,866
g
Senior Bond, 144A, 3.85%, 7/18/27 ...................... Indonesia 22,000,000 24,683,030
g
Iraq Government Bond , Senior Bond , 144A , 5.8% , 1/15/28 ...... Iraq 27,187,500 25,339,402
g,k
Israel Electric Corp. Ltd. , Senior Secured Bond , 144A , Reg S, 4.25% ,
8/14/28 ........................................... Israel 9,200,000 10,495,314
g
Kazakhstan Government Bond , Senior Bond , 144A , 4.875% ,
10/14/44 .......................................... Kazakhstan 19,300,000 25,765,654
Mexico Government Bond ,
Senior Bond, 4.15%, 3/28/27 ........................... Mexico 32,700,000 36,031,313
Senior Bond, 3.75%, 1/11/28 ........................... Mexico 4,000,000 4,299,340
g
Panama Government Bond , Senior Note , 144A , 3.75% , 4/17/26 .. Panama 8,200,000 8,700,733
Peru Government Bond , Senior Bond , 6.55% , 3/14/37 ..........
Peru 11,400,000 18,345,963
Russia Government Bond ,
g
Senior Bond, 144A, 4.875%, 9/16/23 ..................... Russia 8,600,000 9,567,466

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Russia Government Bond, (continued)
k
Senior Bond, Reg S, 4.75%, 5/27/26 ..................... Russia 12,000,000 $ 13,877,388
South Africa Government Bond , Senior Bond , 7% , 2/28/31 ......
South Africa 365,000,000 ZAR 17,571,864
k
Turkiye Vakiflar Bankasi TAO , Covered Note , Reg S, 2.375% ,
5/04/21 ........................................... Turkey 3,900,000 EUR 4,557,114
g
Ukraine Government Bond ,
Senior Note, 144A, 7.75%, 9/01/22 ....................... Ukraine 2,200,000 2,295,891
Senior Note, 144A, 7.75%, 9/01/23 ....................... Ukraine 4,355,000 4,532,527
Senior Note, 144A, 7.75%, 9/01/24 ....................... Ukraine 4,355,000 4,522,864
Senior Bond, 144A, 7.375%, 9/25/32 ..................... Ukraine 6,000,000 5,913,060
p,q
VRI, GDP Linked Security, 144A, Zero Cpn ., 5/31/40 ......... Ukraine 9,990,000 8,820,671
Uruguay Government Bond ,
Senior Bond, 4.375%, 1/23/31 .......................... Uruguay 8,000,000 9,822,520
o
Index Linked, Senior Bond, 3.7%, 6/26/37 ................. Uruguay 903,004,455 UYU 22,364,346
Total Foreign Government and Agency Securities (Cost $626,968,127) ............
608,308,180
U.S. Government and Agency Securities 4.6%
U.S. Treasury Bonds ,
7.125%, 2/15/23 ..................................... United States 3,000,000 3,534,433
6.25%, 8/15/23 ..................................... United States 4,000,000 4,743,125
6.875%, 8/15/25 ..................................... United States 1,000,000 1,333,184
U.S. Treasury Notes ,
1.5%, 11/30/21 ...................................... United States 30,000,000 30,549,023
o
0.625%, 1/15/24 ..................................... United States 22,950,000 26,822,012
o
0.125%, 7/15/24 ..................................... United States 38,840,000 44,371,759
0.25%, 6/30/25 ..................................... United States 41,000,000 41,071,270
o
0.375%, 7/15/25 ..................................... United States 31,700,000 37,201,536
Total U.S. Government and Agency Securities (Cost $180,821,555) ................
189,626,342
Asset-Backed Securities 10.6%
Capital Markets 0.1%
g,r
Mountain View CLO XIV Ltd. , 2019-1A , C , 144A , FRN , 3.175% ,
( 3-month USD LIBOR + 2.9% ), 4/15/29 ................... United States 4,500,000 4,432,500
Consumer Finance 0.5%
r
Citibank Credit Card Issuance Trust , 2017-A7 , A7 , FRN , 0.536% ,
( 1-month USD LIBOR + 0.37% ), 8/08/24 .................. United States 20,069,000 20,144,146
Diversified Financial Services 10.0%
g,r
AMMC CLO XI Ltd. ,
2012-11A, BR2, 144A, FRN, 1.868%, (3-month USD LIBOR +
1.6%), 4/30/31 ...................................... United States 3,000,000 2,866,578
2012-11A, CR2, 144A, FRN, 2.168%, (3-month USD LIBOR +
1.9%), 4/30/31 ...................................... United States 1,000,000 929,876
g,r
Antares CLO Ltd. , 2018-1A , B , 144A , FRN , 1.922% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 .............................. United States 17,500,000 16,972,179
g,r
Ares L CLO Ltd. , 2018-50A , B , 144A , FRN , 1.975% , ( 3-month USD
LIBOR + 1.7% ), 1/15/32 ............................... United States 15,700,000 15,259,735
g,r
Ares LII CLO Ltd. ,
2019-52A, A2, 144A, FRN, 1.908%, (3-month USD LIBOR +
1.65%), 4/22/31 ..................................... United States 2,522,358 2,481,410
2019-52A, C, 144A, FRN, 2.938%, (3-month USD LIBOR +
2.68%), 4/22/31 ..................................... United States 1,000,000 991,786

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,r
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A , FRN , 2.422% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 ................. United States 6,300,000 $ 5,866,566
g,r
BlueMountain CLO Ltd. ,
2012-2A, BR2, 144A, FRN, 1.827%, (3-month USD LIBOR +
1.45%), 11/20/28 .................................... United States 6,710,000 6,492,626
2012-2A, CR2, 144A, FRN, 2.377%, (3-month USD LIBOR + 2%),
11/20/28 .......................................... United States 2,730,000 2,585,860
2014-2A, CR2, 144A, FRN, 2.472%, (3-month USD LIBOR +
2.2%), 10/20/30 ..................................... United States 3,800,000 3,639,437
2016-3A, CR, 144A, FRN, 2.592%, (3-month USD LIBOR + 2.2%),
11/15/30 .......................................... United States 300,000 280,114
2018-1A, D, 144A, FRN, 3.318%, (3-month USD LIBOR + 3.05%),
7/30/30 ........................................... United States 5,000,000 4,383,568
g,r
BlueMountain Fuji EUR CLO V DAC ,
5A, A, 144A, FRN, 0.91%, (3-month EURIBOR + 0.91%), 1/15/33 Ireland 20,900,000 EUR 24,032,378
5A, B, 144A, FRN, 1.55%, (3-month EURIBOR + 1.55%), 1/15/33 Ireland 6,200,000 EUR 7,081,697
g,r
BlueMountain Fuji US CLO III Ltd. , 2017-3A , C , 144A , FRN , 1.975% ,
( 3-month USD LIBOR + 1.7% ), 1/15/30 ................... United States 1,250,000 1,178,291
g,r
Burnham Park CLO Ltd. , 2016-1A , BR , 144A , FRN , 1.772% ,
( 3-month USD LIBOR + 1.5% ), 10/20/29 .................. United States 3,500,000 3,400,968
g,r
Buttermilk Park CLO Ltd. , 2018-1A , C , 144A , FRN , 2.375% ,
( 3-month USD LIBOR + 2.1% ), 10/15/31 .................. United States 9,730,950 9,442,061
g,r
Carlyle Global Market Strategies CLO Ltd. , 2014-4RA , C , 144A ,
FRN , 3.175% , ( 3-month USD LIBOR + 2.9% ), 7/15/30 ........ United States 3,000,000 2,562,493
g,r
Carlyle GMS Finance MM CLO LLC , 2015-1A , A2R , 144A , FRN ,
2.475% , ( 3-month USD LIBOR + 2.2% ), 10/15/31 ............ United States 12,000,000 11,182,363
g,r
Catamaran CLO Ltd. , 2014-2A , BR , 144A , FRN , 3.222% , ( 3-month
USD LIBOR + 2.95% ), 10/18/26 ......................... United States 11,770,000 11,815,779
g
CF Hippolyta LLC , 2020-1 , A1 , 144A , 1.69% , 7/15/60 .......... United States 4,290,000 4,347,195
g,r
Cole Park CLO Ltd. , 2015-1A , BR , 144A , FRN , 1.872% , ( 3-month
USD LIBOR + 1.6% ), 10/20/28 .......................... United States 3,530,000 3,457,761
g,m,s
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-14, PT, 144A, FRN, 10.146%, 9/16/41 ................ United States 2,498,567 2,324,690
2018-29, PT, 144A, FRN, 26.889%, 12/15/43 ............... United States 1,465,491 1,124,468
2019-26, PT, 144A, FRN, 20.088%, 8/15/44 ................ United States 5,667,430 4,673,321
2019-31, PT, 144A, FRN, 20.57%, 9/15/44 ................. United States 5,180,187 4,247,365
2019-37, PT, 144A, FRN, 20.696%, 10/17/44 ............... United States 5,338,960 4,483,271
2019-42, PT, 144A, FRN, 22.217%, 11/15/44 ............... United States 5,769,022 4,795,653
2019-51, PT, 144A, FRN, 17.607%, 1/15/45 ................ United States 6,229,123 5,261,430
2019-52, PT, 144A, FRN, 16.366%, 1/15/45 ................ United States 6,068,104 5,189,149
2019-S1, PT, 144A, FRN, 16.857%, 4/15/44 ................ United States 4,288,721 3,533,041
2019-S2, PT, 144A, FRN, 14.649%, 5/16/44 ................ United States 3,181,047 2,606,517
2019-S3, PT, 144A, FRN, 14.607%, 6/15/44 ................ United States 3,952,670 3,217,006
2019-S4, PT, 144A, FRN, 13.708%, 8/15/44 ................ United States 4,619,844 3,822,363
2019-S5, PT, 144A, FRN, 13.999%, 9/15/44 ................ United States 4,409,832 3,694,740
2019-S6, PT, 144A, FRN, 11.625%, 10/17/44 ............... United States 4,364,169 3,672,834
2019-S7, PT, 144A, FRN, 11.921%, 12/15/44 ............... United States 3,729,208 3,138,926
2019-S8, PT, 144A, FRN, 11.407%, 1/15/45 ................ United States 4,669,163 3,957,097
2020-2, PT, 144A, FRN, 16.47%, 3/15/45 .................. United States 6,112,812 5,286,633
2020-7, PT, 144A, FRN, 16.81%, 4/17/45 .................. United States 3,835,104 3,362,919

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
s
CWABS Asset-Backed Certificates Trust , 2005-11 , AF4 , FRN , 5.21% ,
3/25/34 ........................................... United States 940,110 $ 947,791
g,r
Dryden 38 Senior Loan Fund , 2015-38A , CR , 144A , FRN , 2.275% ,
( 3-month USD LIBOR + 2% ), 7/15/30 ..................... United States 7,186,000 6,901,430
g,r
Dryden 42 Senior Loan Fund , 2016-42A , DR , 144A , FRN , 3.205% ,
( 3-month USD LIBOR + 2.93% ), 7/15/30 .................. United States 8,400,000 7,499,082
g,r
Dryden 55 CLO Ltd. , 2018-55A , D , 144A , FRN , 3.125% , ( 3-month
USD LIBOR + 2.85% ), 4/15/31 .......................... United States 3,000,000 2,669,456
g,r
Eaton Vance CLO Ltd. , 2014-1RA , C , 144A , FRN , 2.375% , ( 3-month
USD LIBOR + 2.1% ), 7/15/30 ........................... United States 1,972,575 1,915,399
g,r
Galaxy XVIII CLO Ltd. , 2018-28A , C , 144A , FRN , 2.225% , ( 3-month
USD LIBOR + 1.95% ), 7/15/31 .......................... United States 3,070,000 2,899,021
g,r
Galaxy XXVII CLO Ltd. , 2018-27A , C , 144A , FRN , 2.186% , ( 3-month
USD LIBOR + 1.8% ), 5/16/31 ........................... United States 3,600,000 3,458,762
g,r
HPS Loan Management Ltd. , 13A-18 , C , 144A , FRN , 2.425% ,
( 3-month USD LIBOR + 2.15% ), 10/15/30 ................. United States 4,950,000 4,781,585
g,r
LCM XVI LP , 16A , BR2 , 144A , FRN , 2.025% , ( 3-month USD LIBOR
+ 1.75% ), 10/15/31 .................................. United States 13,525,832 13,167,894
g,r
LCM XVII LP ,
17A, BRR, 144A, FRN, 1.875%, (3-month USD LIBOR + 1.6%),
10/15/31 .......................................... United States 4,590,000 4,387,706
17A, CRR, 144A, FRN, 2.375%, (3-month USD LIBOR + 2.1%),
10/15/31 .......................................... United States 4,240,000 4,034,044
g,r
LCM XVIII LP , 18A , DR , 144A , FRN , 3.072% , ( 3-month USD LIBOR
+ 2.8% ), 4/20/31 .................................... United States 6,860,000 5,909,200
g,r
Madison Park Euro Funding VIII DAC , 8A , BRN , 144A , FRN , 1.7% ,
( 3-month EURIBOR + 1.7% ), 4/15/32 ..................... Ireland 4,100,000 EUR 4,738,638
g,r
Madison Park Euro Funding XIV DAC , 14A , A1N , 144A , FRN , 1.12% ,
( 3-month EURIBOR + 1.12% ), 7/15/32 .................... Ireland 9,800,000 EUR 11,451,741
g,r
Madison Park Funding XXIII Ltd. , 2017-23A , B , 144A , FRN , 1.945% ,
( 3-month USD LIBOR + 1.7% ), 7/27/30 ................... United States 2,400,000 2,361,153
g,s
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A , FRN , 3.5% ,
4/25/66 ........................................... United States 15,994,850 17,133,565
g,r
Neuberger Berman CLO XVIII Ltd. , 2014-18A , CR2 , 144A , FRN ,
3.271% , ( 3-month USD LIBOR + 3% ), 10/21/30 ............. United States 500,000 445,335
g,r
Neuberger Berman CLO XXII Ltd. , 2016-22A , CR , 144A , FRN ,
2.473% , ( 3-month USD LIBOR + 2.2% ), 10/17/30 ............ United States 2,129,630 2,039,335
g,r
NZCG Funding Ltd. , 2015-1A , A2R , 144A , FRN , 1.91% , ( 3-month
USD LIBOR + 1.55% ), 2/26/31 .......................... United States 15,500,000 14,918,984
g,r
Octagon Investment Partners 28 Ltd. ,
2016-1A, A2R, 144A, FRN, 1.713%, (3-month USD LIBOR +
1.45%), 10/24/30 .................................... United States 5,000,000 4,862,972
2016-1A, BR, 144A, FRN, 2.063%, (3-month USD LIBOR + 1.8%),
10/24/30 .......................................... United States 3,914,730 3,826,851
g,r
Octagon Investment Partners 36 Ltd. , 2018-1A , A1 , 144A , FRN ,
1.245% , ( 3-month USD LIBOR + 0.97% ), 4/15/31 ............ United States 7,475,000 7,293,207
g,r
Octagon Investment Partners 37 Ltd. , 2018-2A , C , 144A , FRN ,
3.094% , ( 3-month USD LIBOR + 2.85% ), 7/25/30 ............ United States 4,000,000 3,625,409
g,r
Octagon Investment Partners 38 Ltd. , 2018-1A , C , 144A , FRN ,
3.222% , ( 3-month USD LIBOR + 2.95% ), 7/20/30 ............ United States 5,000,000 4,555,865
g,r
Octagon Investment Partners XVI Ltd. , 2013-1A , DR , 144A , FRN ,
3.273% , ( 3-month USD LIBOR + 3% ), 7/17/30 .............. United States 6,000,000 5,452,238
g,r
Octagon Investment Partners XXIII Ltd. , 2015-1A , BR , 144A , FRN ,
1.475% , ( 3-month USD LIBOR + 1.2% ), 7/15/27 ............. United States 4,590,000 4,423,375
g,m,s
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 3,909,885 3,839,048
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 4,252,515 4,209,645

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
g,m,s
Prosper Pass-Thru Trust III, (continued)
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 1,174,137 $ 1,210,020
g,r
Strata CLO I Ltd. , 2018-1A , B , 144A , FRN , 2.475% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 ............................... United States 14,100,000 12,099,467
r
Structured Asset Securities Corp. Mortgage Loan Trust , 2005-2XS ,
2A2 , FRN , 1.671% , ( 1-month USD LIBOR + 1.5% ), 2/25/35 .... United States 1,550,774 1,537,120
g,m
Upgrade Master Pass-Thru Trust ,
a,s
2019-PT1, A, 144A, FRN, 10.749%, 6/15/25 ................ United States 2,459,466 1,967,747
2019-PT2, A, 144A, 7.727%, 2/15/26 ..................... United States 3,359,290 3,231,961
g,r
Voya CLO Ltd. ,
2013-2A, A2AR, 144A, FRN, 1.645%, (3-month USD LIBOR +
1.4%), 4/25/31 ...................................... United States 2,200,000 2,107,251
2013-2A, BR, 144A, FRN, 2.095%, (3-month USD LIBOR +
1.85%), 4/25/31 ..................................... United States 5,770,000 5,419,008
2014-1A, CR2, 144A, FRN, 3.072%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 8,000,000 7,102,496
2015-2A, BR, 144A, FRN, 1.756%, (3-month USD LIBOR + 1.5%),
7/23/27 ........................................... United States 9,290,000 9,040,984
407,106,929
a a a a a a
Total Asset-Backed Securities (Cost $453,269,145) ..............................
431,683,575
Commercial Mortgage-Backed Securities 11.0%
Capital Markets 0.0%
†
r
Merrill Lynch Mortgage Investors Trust , 2005-A6 , 2A3 , FRN , 0.552% ,
( 1-month USD LIBOR + 0.38% ), 8/25/35 .................. United States 477,589 477,711
Diversified Financial Services 1.6%
g
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 8,110,855 8,379,287
s
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 9,224,974 9,706,605
g,m,s
CIM Trust ,
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 9,344,271 9,672,027
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 11,803,264 12,229,284
s
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.472% , 7/10/38 United States 4,921,015 4,059,622
r
MortgageIT Trust ,
2004-1, A2, FRN, 1.072%, (1-month USD LIBOR + 0.9%),
11/25/34 .......................................... United States 1,339,310 1,341,086
2005-5, A1, FRN, 0.692%, (1-month USD LIBOR + 0.52%),
12/25/35 .......................................... United States 1,232,104 1,185,326
r
Opteum Mortgage Acceptance Corp. , 2005-4 , 1APT , FRN , 0.482% ,
( 1-month USD LIBOR + 0.31% ), 11/25/35 .................. United States 1,171,147 1,171,432
g,m,s
Provident Funding Mortgage Trust ,
2019-1, A2, 144A, FRN, 3%, 12/25/49 .................... United States 8,258,901 8,567,049
2020-1, A3, 144A, FRN, 3%, 2/25/50 ..................... United States 8,586,196 8,789,218
s
Thornburg Mortgage Securities Trust , 2005-1 , A3 , FRN , 3.636% ,
4/25/45 ........................................... United States 1,684,035 1,612,969
66,713,905
a a a a a a
Thrifts & Mortgage Finance 9.4%
r
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 4.422%, (1-month USD LIBOR + 4.25%),
11/25/23 .......................................... United States 10,517,703 7,959,447
2014-DN1, M2, FRN, 2.372%, (1-month USD LIBOR + 2.2%),
2/25/24 ........................................... United States 2,722,490 2,730,404

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
r
FHLMC Structured Agency Credit Risk Debt Notes, (continued)
2014-DN2, M3, FRN, 3.772%, (1-month USD LIBOR + 3.6%),
4/25/24 ........................................... United States 21,095,891 $ 17,470,282
2014-DN3, M3, FRN, 4.172%, (1-month USD LIBOR + 4%),
8/25/24 ........................................... United States 804,512 815,225
2014-DN4, M3, FRN, 4.722%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 10,241,062 10,376,790
2014-HQ1, M3, FRN, 4.272%, (1-month USD LIBOR + 4.1%),
8/25/24 ........................................... United States 2,069,765 2,090,582
2014-HQ2, M2, FRN, 2.372%, (1-month USD LIBOR + 2.2%),
9/25/24 ........................................... United States 3,587,933 3,618,527
2014-HQ3, M3, FRN, 4.922%, (1-month USD LIBOR + 4.75%),
10/25/24 .......................................... United States 3,963,929 4,048,413
2015-DNA1, M3, FRN, 3.472%, (1-month USD LIBOR + 3.3%),
10/25/27 .......................................... United States 2,830,000 2,875,031
2015-DNA3, M3, FRN, 4.872%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 18,411,581 19,188,667
2015-HQ1, M3, FRN, 3.972%, (1-month USD LIBOR + 3.8%),
3/25/25 ........................................... United States 3,281,516 3,318,533
2015-HQA1, M3, FRN, 4.872%, (1-month USD LIBOR + 4.7%),
3/25/28 ........................................... United States 14,023,719 14,513,311
2016-DNA2, M3, FRN, 4.822%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 12,627,560 13,182,049
2017-DNA1, M2, FRN, 3.422%, (1-month USD LIBOR + 3.25%),
7/25/29 ........................................... United States 7,131,940 7,206,774
2017-DNA2, M2, FRN, 3.622%, (1-month USD LIBOR + 3.45%),
10/25/29 .......................................... United States 5,868,312 5,973,871
2017-DNA3, M2, FRN, 2.672%, (1-month USD LIBOR + 2.5%),
3/25/30 ........................................... United States 26,312,269 26,326,441
2017-HQA1, M2, FRN, 3.722%, (1-month USD LIBOR + 3.55%),
8/25/29 ........................................... United States 24,389,616 24,621,815
2017-HQA2, M2, FRN, 2.822%, (1-month USD LIBOR + 2.65%),
12/25/29 .......................................... United States 2,715,846 2,642,712
r
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 5.422%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 12,324,861 10,326,220
2014-C01, M2, FRN, 4.572%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 14,624,660 11,812,880
2014-C02, 1M2, FRN, 2.772%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 11,908,600 9,018,746
2014-C03, 1M2, FRN, 3.172%, (1-month USD LIBOR + 3%),
7/25/24 ........................................... United States 25,959,704 20,651,807
2014-C03, 2M2, FRN, 3.072%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 3,117,178 2,624,615
2015-C01, 1M2, FRN, 4.472%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 6,062,300 6,150,874
2015-C01, 2M2, FRN, 4.722%, (1-month USD LIBOR + 4.55%),
2/25/25 ........................................... United States 5,797,948 5,915,321
2015-C02, 1M2, FRN, 4.172%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 17,684,062 17,886,343
2015-C02, 2M2, FRN, 4.172%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 7,228,332 7,358,989
2015-C03, 1M2, FRN, 5.172%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 21,311,703 21,718,607
2015-C03, 2M2, FRN, 5.172%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 9,049,560 9,229,377

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
r
FNMA Connecticut Avenue Securities, (continued)
2016-C02, 1M2, FRN, 6.172%, (1-month USD LIBOR + 6%),
9/25/28 ........................................... United States 7,137,114 $ 7,386,073
2016-C04, 1M2, FRN, 4.422%, (1-month USD LIBOR + 4.25%),
1/25/29 ........................................... United States 7,684,046 7,804,730
2016-C05, 2M2, FRN, 4.622%, (1-month USD LIBOR + 4.45%),
1/25/29 ........................................... United States 4,463,618 4,568,896
2016-C06, 1M2, FRN, 4.422%, (1-month USD LIBOR + 4.25%),
4/25/29 ........................................... United States 1,943,011 1,999,904
2016-C07, 2M2, FRN, 4.522%, (1-month USD LIBOR + 4.35%),
5/25/29 ........................................... United States 2,803,457 2,886,912
2017-C01, 1M2, FRN, 3.722%, (1-month USD LIBOR + 3.55%),
7/25/29 ........................................... United States 18,970,243 19,273,209
2017-C03, 1M2, FRN, 3.172%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 24,932,535 24,940,606
2017-C04, 2M2, FRN, 3.022%, (1-month USD LIBOR + 2.85%),
11/25/29 .......................................... United States 6,507,704 6,397,331
2017-C05, 1M2, FRN, 2.372%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 17,424,500 17,015,009
383,925,323
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $501,564,919) ...............
451,116,939
Mortgage-Backed Securities 10.5%
t
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 3.848%, (1-year CMT T-Note +/- MBS Margin), 1/01/33 .. United States 10,665 10,701
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Gold Pools, 15 Year, 5%, 7/01/22 ................... United States 20,416 21,457
FHLMC Gold Pools, 20 Year, 5%, 5/01/27 - 5/01/30 ............ United States 256,452 283,350
FHLMC Gold Pools, 20 Year, 6.5%, 10/01/21 ................. United States 1,217 1,355
FHLMC Gold Pools, 20 Year, 7%, 9/01/21 ................... United States 1,377 1,404
FHLMC Gold Pools, 30 Year, 4.5%, 10/01/40 ................. United States 107,926 120,066
FHLMC Gold Pools, 30 Year, 5%, 3/01/34 - 2/01/38 ............ United States 629,887 715,150
FHLMC Gold Pools, 30 Year, 5.5%, 6/01/33 - 6/01/36 .......... United States 634,347 723,020
FHLMC Gold Pools, 30 Year, 6%, 6/01/33 - 6/01/37 ............ United States 241,346 274,597
FHLMC Gold Pools, 30 Year, 6.5%, 12/01/25 - 6/01/36 ......... United States 85,986 99,708
FHLMC Gold Pools, 30 Year, 7%, 4/01/28 - 8/01/32 ............ United States 13,866 14,753
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 1/01/31 .......... United States 4,301 5,182
FHLMC Gold Pools, 30 Year, 8%, 11/01/25 - 1/01/26 ........... United States 59 60
FHLMC Gold Pools, 30 Year, 9%, 12/01/24 .................. United States 44 48
2,260,150
t
Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%
†
FNMA, 4.042%, (1-year CMT T-Note +/- MBS Margin), 12/01/34 .. United States 100,567 103,291
Federal National Mortgage Association (FNMA) Fixed Rate 10.4%
FNMA, 15 Year, 2.5%, 7/01/27 ........................... United States 193,635 203,660
FNMA, 15 Year, 5.5%, 3/01/21 - 4/01/22 .................... United States 9,075 9,144
FNMA, 20 Year, 4.5%, 3/01/28 ........................... United States 56,109 60,261
FNMA, 20 Year, 5%, 9/01/23 - 6/01/31 ...................... United States 322,523 355,837
FNMA, 30 Year, 3%, 9/01/48 ............................. United States 33,055,799 35,115,303
FNMA, 30 Year, 4.5%, 2/01/41 ........................... United States 297,176 331,012
FNMA, 30 Year, 5%, 10/01/35 ............................ United States 595,532 683,959
FNMA, 30 Year, 5.5%, 9/01/33 - 12/01/35 ................... United States 853,447 979,856
FNMA, 30 Year, 6%, 6/01/34 - 5/01/38 ...................... United States 2,006,373 2,301,044
FNMA, 30 Year, 6.5%, 3/01/28 - 10/01/37 ................... United States 250,778 290,262

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 7.5%, 10/01/29 ........................... United States 4,210 $ 4,952
FNMA, 30 Year, 8%, 1/01/25 - 5/01/26 ...................... United States 1,966 2,211
u
FNMA, Single-family, 15 Year, 2%, 8/15/35 .................. United States 30,113,000 31,324,578
u
FNMA, Single-family, 15 Year, 2.5%, 8/15/35 ................. United States 30,683,000 32,205,164
u
FNMA, Single-family, 30 Year, 2.5%, 8/15/50 ................. United States 71,348,000 74,957,205
u
FNMA, Single-family, 30 Year, 3%, 8/15/50 .................. United States 231,542,000 245,004,396
423,828,844
Government National Mortgage Association (GNMA) Fixed Rate 0.0%
†
GNMA I, 30 Year, 8%, 2/15/25 ............................ United States 30 33
GNMA I, Single-family, 30 Year, 5%, 6/15/34 - 7/15/34 .......... United States 99,974 114,396
GNMA I, Single-family, 30 Year, 5.5%, 2/15/33 - 6/15/36 ........ United States 283,696 322,862
GNMA I, Single-family, 30 Year, 6%, 8/15/36 ................. United States 19,191 22,602
GNMA I, Single-family, 30 Year, 6.5%, 2/15/29 - 3/15/32 ........ United States 35,222 38,819
GNMA I, Single-family, 30 Year, 7%, 11/15/27 - 5/15/28 ......... United States 5,377 5,431
GNMA I, Single-family, 30 Year, 7.5%, 9/15/23 - 5/15/27 ........ United States 558 579
GNMA I, Single-family, 30 Year, 8%, 7/15/26 - 9/15/27 .......... United States 2,699 2,814
GNMA I, Single-family, 30 Year, 8.5%, 8/15/24 ................ United States 38 39
GNMA I, Single-family, 30 Year, 9%, 1/15/25 ................. United States 150 151
GNMA I, Single-family, 30 Year, 9.5%, 6/15/25 ................ United States 326 327
GNMA II, Single-family, 30 Year, 5%, 9/20/33 - 11/20/33 ......... United States 156,469 178,064
GNMA II, Single-family, 30 Year, 5.5%, 6/20/34 ............... United States 80,711 93,125
GNMA II, Single-family, 30 Year, 6%, 11/20/34 ................ United States 81,615 94,676
GNMA II, Single-family, 30 Year, 6.5%, 7/20/28 - 12/20/31 ....... United States 45,618 53,416
GNMA II, Single-family, 30 Year, 7.5%, 4/20/32 ............... United States 14,818 17,237
944,571
Total Mortgage-Backed Securities (Cost $421,701,671) ...........................
427,147,557
Municipal Bonds 2.5%
California 0.7%
California Health Facilities Financing Authority ,
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.934%, 6/01/32 .............................. United States 3,010,000 3,223,469
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 2.984%, 6/01/33 .............................. United States 2,600,000 2,773,940
State of California Personal Income Tax, Revenue, Senior Lien,
2019, 3.034%, 6/01/34 .............................. United States 1,965,000 2,088,540
City of San Francisco, Public Utilities Commission Water, Revenue,
2019 A, Refunding, 3.473%, 11/01/43 ..................... United States 2,310,000 2,534,832
Foothill-Eastern Transportation Corridor Agency, Revenue, 2019A,
Refunding, 4.094%, 1/15/49 ............................ United States 1,540,000 1,641,763
Gilroy Unified School District, GO, 2019, Refunding, 3.364%, 8/01/47 United States 6,485,000 6,820,664
San Bernardino Community College District, GO, 2019 A-1, 3.271%,
8/01/39 ........................................... United States 2,160,000 2,347,790
San Diego County Regional Transportation Commission, Revenue,
2019 A, Refunding, 3.248%, 4/01/48 ..................... United States 2,360,000 2,582,217
San Jose Redevelopment Agency Successor Agency, Tax Allocation,
Senior Lien, 2017A-T, Refunding, 3.25%, 8/01/29 ............ United States 5,675,000 6,309,295
30,322,510
Colorado 0.1%
Metro Wastewater Reclamation District, Revenue, 2019 B,
Refunding, 3.158%, 4/01/41 ............................ United States 4,880,000 5,200,030

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Municipal Bonds
(continued)
Florida 0.1%
County of Broward, Airport System, Revenue, 2019C, Refunding,
3.477%, 10/01/43 .................................... United States 3,160,000 $ 3,252,809
Hawaii 0.0%
†
City & County Honolulu, Wastewater System, Revenue, 2019 B,
Refunding, 2.585%, 7/01/28 ............................ United States 1,180,000 1,279,368
Massachusetts 0.1%
Massachusetts School Building Authority, Revenue, 2019 B,
Refunding, 3.395%, 10/15/40 ........................... United States 2,905,000 3,134,059
Missouri 0.2%
Metropolitan St. Louis Sewer District, Revenue, 2019 C, Refunding,
3.259%, 5/01/45 ..................................... United States 6,025,000 6,470,067
New Jersey 0.1%
New Jersey Transportation Trust Fund Authority, Revenue, 2019 B,
Refunding, 4.131%, 6/15/42 ............................ United States 3,535,000 3,548,610
New York 0.1%
New York State Dormitory Authority, State University of New York,
Revenue, 2019B, Refunding, 3.142%, 7/01/43 .............. United States 3,145,000 3,405,029
Ohio 0.2%
Greenville City School District, GO, 2019, Refunding, 3.541%,
1/01/51 ........................................... United States 7,335,000 7,529,671
State of Ohio, Cleveland Clinic Health System Obligated Group,
Revenue, 2019G, Refunding, 3.276%, 1/01/42 .............. United States 1,975,000 2,147,398
9,677,069
Oregon 0.1%
State of Oregon, Department of Transportation, Revenue, Senior
Lien, 2019 B, Refunding, 3.168%, 11/15/38 ................ United States 3,930,000 4,361,750
Pennsylvania 0.1%
University of Pittsburgh-of the Commonwealth System of Higher
Education, Revenue, 2017 C, Refunding, 3.005%, 9/15/41 ..... United States 5,500,000 6,073,485
Texas 0.5%
City of Austin, Electric Utility, Revenue, 2008, Refunding, AGMC
Insured, 6.262%, 11/15/32 ............................. United States 5,955,000 7,774,788
State of Texas, GO, 2019, Refunding, 3.211%, 4/01/44 ......... United States 5,895,000 6,392,833
Texas State University System ,
Revenue, 2019 B, Refunding, 2.938%, 3/15/33 .............. United States 2,315,000 2,544,162
Revenue, 2019 B, Refunding, 3.289%, 3/15/40 .............. United States 1,965,000 2,155,880
18,867,663
Utah 0.2%
Salt Lake City Corp., Revenue, 2019B, Refunding, 3.102%, 4/01/38 United States 2,750,000 2,839,760
Utah Transit Authority, Revenue, Senior Lien, 2019 B, Refunding,
3.443%, 12/15/42 .................................... United States 3,930,000 4,232,099
7,071,859
Total Municipal Bonds (Cost $95,512,552) ......................................
102,664,308
Shares/Units
Escrows and Litigation Trusts 0.0%
†
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 8,736,450 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 8,736,450 —
a,b,c,e
Remington Outdoor Co., Inc., Litigation Units ................. United States 124,500 —

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares/Units
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a,b
Vistra Energy Corp., Escrow Account ...................... United States 30,000,000 $ 60,000
Total Escrows and Litigation Trusts (Cost $869,132) .............................
60,000
Total Long Term Investments (Cost $4,408,057,455) .............................
4,243,425,073
a
Short Term Investments 3.2%
a a
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements 1.9%
v
Joint Repurchase Agreement, 0.075%, 8/03/20 (Maturity Value
$76,973,744)
BNP Paribas Securities Corp. (Market Value $46,023,372)
Deutsche Bank Securities, Inc. (Market Value $11,225,851)
HSBC Securities (USA), Inc. (Market Value $19,724,522)
Collateralized by U.S. Government Agency Securities, 4%
- 4.5%, 4/15/50 - 7/20/50; U.S. Government Agency Strips,
5/15/34 - 2/15/35; U.S. Treasury Bonds, 7.25%, 8/15/22; and U.S.
Treasury Notes, 0.125% - 2.375%, 3/15/21 - 3/31/25 (valued at
$78,543,422) ....................................... 76,973,267 76,973,267
Total Repurchase Agreements (Cost $76,973,267) ...............................
76,973,267
Country Shares
a
Money Market Funds 1.3%
h,w
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 53,101,289 53,101,289
Total Money Market Funds (Cost $53,101,289) ..................................
53,101,289
a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
h,w
Institutional Fiduciary Trust - Money Market Portfolio, 0% ........ United States 5,000 5,000

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Repurchase Agreements 0.0%
†
v
Joint Repurchase Agreement, BNP Paribas SA, 0.08%, 8/03/20
(Maturity Value $2,138)
Collateralized by U.S. Treasury Bonds, 8.75%, 8/15/20; U.S.
Treasury Notes, 1.125% - 2.875%, 8/15/20 - 10/31/23; and
U.S. Treasury Notes, Index Linked, 0.625%, 1/15/24 (valued at
$2,181) ........................................... 2,138 $ 2,138
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $7,138) ................................................................
7,138
Total Short Term Investments (Cost $130,081,694 ) ...............................
130,081,694
a
Total Investments (Cost $4,538,139,149) 107.2% ................................
$4,373,506,767
TBA Sales Commitments (2.8)% ...............................................
(112,401,171)
Other Assets, less Liabilities (4.4)% ...........................................
(179,116,059)
Net Assets 100.0% ...........................................................
$4,081,989,537
Country
x
TBA Sales Commitments (2.8)%
Mortgage-Backed Securities (2.8)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.8)%
FNMA, Single-family, 30 Year, 3%, 8/15/50 .................. United States 106,225,000 (112,401,171)
Total TBA Sales Comm itments (Proceeds $111,967,789 ) .........................
(112,401,171)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding holdings of 5% voting securities.
d
The security is owned by FT Holdings Corp. II, a wholly-owned subsidiary of the Fund. See Note 9.
e
See Note 7 regarding restricted securities.
f
A portion or all of the security is on loan at July 31, 2020.
g
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $1,589,830,999, representing 38.9% of net assets.
h
See Note 9 regarding investments in affiliated management investment companies.
i
Income may be received in additional securities and/or cash.
j
Perpetual security with no stated maturity date.
k
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2020, the aggregate value of these securities was $129,217,999, representing 3.2% of net assets.
l
Defaulted security or security for which income has been deemed uncollectible.
m
The coupon rate shown represents the rate at period end.
n
A portion or all of the security purchased on a delayed delivery basis.
o
Principal amount of security is adjusted for inflation.
p
The security was issued on a discount basis with no stated coupon rate.
q
The principal represents the notional amount. See Note 3 regarding value recovery instruments.
r
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
s
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

t
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
u
Security purchased on a to-be-announced (TBA) basis.
v
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2020, all repurchase agreements had been entered into on that date.
w
The rate shown is the annualized seven-day effective yield at period end.
x
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At July 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.
At July 31, 2020, the Fund had the following forward exchange contracts outstanding. See Note 3 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 10 Year Bonds ....................... Long 498 $ 53,182,401 9/15/20 $ 844,897
Australia 3 Year Bonds ........................ Long 1,173 98,088,212 9/15/20 1,124,775
Canada 10 Year Bonds ........................ Long 482 55,670,748 9/21/20 94,140
Euro-OAT .................................. Long 240 47,702,925 9/08/20 1,740,165
U.S. Treasury 10 Year Notes .................... Long 1,652 231,409,062 9/21/20 2,524,126
U.S. Treasury 5 Year Notes ..................... Long 637 80,341,625 9/30/20 412,245
U.S. Treasury Long Bonds ..................... Long 60 10,936,875 9/21/20 118,040
Total Futures Contracts ...................................................................... $6,858,388
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Buy 23,300,000 26,411,296 8/05/20 $ 1,033,246 $ —
Euro ............. JPHQ Sell 23,300,000 26,234,635 8/05/20 — (1,209,907)
Australian Dollar .... JPHQ Buy 29,000,000 20,617,098 8/06/20 105,026 —
Australian Dollar .... JPHQ Sell 29,000,000 17,523,540 8/06/20 — (3,198,584)
Australian Dollar .... JPHQ Buy 10,000,000 7,109,481 8/10/20 36,199 —
Australian Dollar .... JPHQ Sell 10,000,000 6,458,100 8/10/20 — (687,580)
Brazilian Real ...... JPHQ Sell 3,778,007 672,489 8/11/20 — (51,573)
Japanese Yen ...... JPHQ Buy 10,580,000,000 101,212,214 8/13/20 122,108 (1,385,686)
Japanese Yen ...... JPHQ Sell 9,500,000,000 88,950,228 8/13/20 — (795,711)
Singapore Dollar .... JPHQ Buy 62,500,000 45,093,144 8/13/20 400,145 —
Singapore Dollar .... JPHQ Sell 119,400,000 85,623,622 8/13/20 — (1,286,758)
Mexican Peso ...... JPHQ Buy 181,500,000 8,090,651 8/17/20 52,229 —
South African Rand .. JPHQ Buy 200,000,000 10,788,650 8/17/20 894,809 —
South African Rand .. JPHQ Sell 135,000,000 8,096,777 8/17/20 210,443 —
Chinese Yuan ...... JPHQ Buy 182,400,000 26,134,426 8/21/20 — (66,801)
Chinese Yuan ...... JPHQ Sell 182,400,000 25,906,883 8/21/20 — (160,743)
Brazilian Real ...... JPHQ Sell 119,495,000 22,157,426 8/31/20 — (728,354)
Australian Dollar .... JPHQ Buy 14,700,000 10,452,012 9/08/20 53,356 —
Australian Dollar .... JPHQ Sell 35,100,000 21,388,712 9/08/20 — (3,695,533)
Japanese Yen ...... JPHQ Buy 4,000,000,000 38,266,343 9/14/20 — (463,611)
Canadian Dollar .... JPHQ Sell 29,000,000 20,941,652 9/15/20 — (712,000)
Euro ............. JPHQ Buy 81,700,000 94,269,179 9/15/20 2,053,974 —
Euro ............. JPHQ Sell 136,206,321 153,218,490 9/15/20 — (7,366,850)
Norwegian Krone ... JPHQ Buy 417,400,000 41,327,551 9/15/20 4,520,710 —
Norwegian Krone ... JPHQ Sell 417,400,000 40,921,569 9/15/20 — (4,926,692)
Mexican Peso ...... JPHQ Buy 297,700,000 13,073,130 9/22/20 219,707 —
Canadian Dollar .... JPHQ Sell 8,500,000 6,261,625 10/13/20 — (85,574)

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At July 31, 2020, the Fund had the following credit default swap contracts outstanding. See Note 3 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Turkish Lira ........ JPHQ Buy 62,000,000 8,717,047 10/13/20 $ — $ (248,702)
Australian Dollar .... DBAB Sell 3,000,000 2,101,950 10/26/20 — (42,280)
Australian Dollar .... JPHQ Sell 51,000,000 35,736,210 10/26/20 — (715,700)
Canadian Dollar .... JPHQ Sell 23,800,000 17,592,291 10/26/20 — (180,327)
Japanese Yen ...... JPHQ Buy 4,900,000,000 45,751,634 10/26/20 581,732 —
Indonesian Rupiah .. JPHQ Sell 190,000,000,000 12,367,376 11/30/20 — (282,254)
Total Forward Exchange Contracts ................................................... $10,283,684 $(28,291,220)
Net unrealized appreciation (depreciation) ............................................ $(18,007,536)
*
In U.S. dollars unless otherwise stated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.EM.33 ..... 1.00% Quarterly 6/20/25 $ 78,700,000 $ (3,081,504) $ (2,861,592) $ (219,912)
Investment
Grade
CDX.NA.IG.33 ...... 1.00% Quarterly 12/20/24 60,700,000 939,686 830,606 109,080
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $(2,141,818) $(2,030,986) $(110,832)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Single Name
Ally Financial, Inc. ... (5.00)% Quarterly JPHQ 12/20/24 19,800,000 (3,367,750) (3,246,408) (121,342)
Italy Government Bond (1.00)% Quarterly BZWS 6/20/23 14,200,000 (71,512) 89,301 (160,813)
Contracts to Sell Protection
(c)(d)
Single Name
Italy Government Bond 1.00% Quarterly BZWS 6/20/23 14,200,000 (62,122) (391,600) 329,478 NR
Traded Index
(e)
BNP Paribas Bespoke
Rodez2 Index,
Mezzanine Tranche
5-7% .......... 3.20% Quarterly BNDP 12/20/20 3,300,000 (157,561) — (157,561)
Non-
Investment
Grade
(e)
Citibank Bespoke
Palma Index,
Mezzanine Tranche
5-7% .......... 2.30% Quarterly CITI 6/20/21 6,700,000 (434,145) — (434,145)
Non-
Investment
Grade
(e)
Citibank Bespoke
Phoenix Index,
Mezzanine Tranche
5-7% .......... 2.90% Quarterly CITI 12/20/21 8,500,000 (1,137,990) — (1,137,990)
Non-
Investment
Grade
MCDX.NA.31 ...... 1.00% Quarterly CITI 12/20/23 23,060,000 (81,468) 158,092 (239,560)
Investment
Grade

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At July 31, 2020, the Fund had the following cross-currency swap contracts outstanding. See Note 3 .
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index (continued)
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 4.10% Quarterly MSCO 12/20/21 $ 9,000,000 $ (2,467,350) $ — $ (2,467,350)
Non-
Investment
Grade
(e)
Morgan Stanley
Bespoke Pecan
Index, Mezzanine
Tranche 5-10% ... 3.98% Quarterly MSCO 12/20/21 9,000,000 (3,018,764) — (3,018,764)
Non-
Investment
Grade
Total OTC Swap Contracts .............................................. $(10,798,662) $(3,390,615) $(7,408,047)
Total Credit Default Swap Contracts .................................... $(12,940,480) $ (5,421,601) $(7,518,879)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.
Cross-Currency Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
aA aaa aaa aaa
OTC Swap Contracts
Receive Floating 3-month USD LIBOR + 2.87% ..... Quarterly 3,834,600 USD
Pay Fixed 2.5% ............................. Annual CITI 5/04/21 3,300,000 EUR $ (49,762)
Receive Floating 3-month USD LIBOR + 1.334% ..... Quarterly 10,976,000 USD
Pay Floating 3-month EURIBOR + 1.12% ......... Quarterly CITI 7/10/21 9,800,000 EUR (555,630)
Total Cross Currency Swap Contracts ........................................................... $(605,392)

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At July 31, 2020, the Fund had the following interest rate swap contracts outstanding. See Note 3.
At July 31, 2020, the Fund had the following inflation index swap contracts outstanding. See Note 3 .
At July 31, 2020, the Fund had the following total return swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1.956% Semi-Annual
Pay Fixed 3-month CAD
BA .............. Semi-Annual 7/17/29 55,000,000 CAD $ 3,873,058 $ — $ 3,873,058
Receive Floating 1.232% Semi-Annual
Pay Fixed 6-month AUD
BBR ............. Semi-Annual 9/06/29 55,000,000 AUD 1,929,149 — 1,929,149
Total Interest Rate Swap Contracts ............................... $5,802,207 $ — $5,802,207
*
In U.S. dollars unless otherwise indicated.
Inflation Index Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
Centrally Cleared Swap Contracts
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.913% ..... At Maturity 1/14/29 $ 34,600,000 $ (1,272,667) $ — $ (1,272,667)
Receive variable change
  in USA CPI-U ........ At Maturity
Pay Fixed 1.943% ..... At Maturity 1/15/29 46,900,000 (1,868,342) — (1,868,342)
Total Inflation Index Swap Contracts .................................. $(3,141,009) $— $(3,141,009)
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ...........................
3-month
USD LIBOR Quarterly GSCO 9/20/20 23,600,000 $ (1,109,250)
Total Return Swap Contracts .................................................................... $(1,109,250)

Franklin Strategic Series
Statement of Investments (unaudited)
Franklin Strategic Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See abbreviations on page 74 .
*
In U.S. dollars unless otherwise stated.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

1. Organization
Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twelve separate funds, six of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds’
pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempts to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
2. Financial Instrument Valuation
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

At July 31, 2020, the Funds received U.S. Treasury Bills, Bonds and Notes as collateral for derivatives, as follows:
Franklin Strategic Income Fund - $503,000
Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.
Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into OTC cross currency swap contracts primarily to manage and/or gain exposure to interest rate risk and certain foreign currencies. A cross currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the cross currency swap contract and prevailing market conditions
(interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.
Certain or all Funds entered into inflation index swap contracts primarily to manage and/or gain exposure to inflation risk.
An inflation index swap is an agreement between the Fund and a counterparty to exchange cash flows whereby one party makes payments based on the percentage change in an index that serves as a measure of inflation and the other party makes a regular payment based on a compounded fixed rate, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC inflation index swap) or may be executed on a registered exchange (centrally cleared inflation index swap). For centrally cleared inflation index swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract,
3. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity.
Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.
Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to credit and other markets risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
Certain or all Funds purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Funds did not hold any option contracts at period end.
Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.
The following Funds have invested in derivatives during the period.
Franklin Strategic Income Fund – Futures, forwards, options, swaps and VRI
4. Mortgage Dollar Rolls
Franklin Strategic Income Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed
3. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
5. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
7. Restricted Securities
At July 31, 2020, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Biotechnology Discovery Fund
80,195 Intarcia Therapeutics, Inc ...................... 3/26/14 $ 2,597,516 $ —
1,330,687 Metacrine , Inc., C ............................ 6/04/18 2,821,057 3,012,371
126,807 Taysha Gene Therapies Inc .................... 7/28/20 2,155,719 2,155,719
Total Restricted Securities (Value is 0.37% of Net Assets) ............. $7,574,292 $5,168,090
Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund
255,039 Avidxchange , Inc ............................ 7/31/20 $ 12,499,971 $ 12,499,971
2,610,594 ClearMotion , Inc., C .......................... 11/06/17 5,499,999 7,535,409
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 10,000,000 11,530,777
642,459 Confluent, Inc., E ............................ 4/13/20 9,616,776 9,616,776
201,294 Gitlab , Inc., ................................ 9/11/19 3,749,987 5,315,952
207,551 HashiCorp , Inc., E ........................... 3/06/20 12,004,812 14,710,753
1,673,284 Legalzoom.com, Inc .......................... 7/20/18  16,479,338  23,619,170
509,182 Optoro , Inc., E .............................. 7/24/18 10,020,702 13,778,010
2,362,202 Proterra , Inc., 144A, 5 ........................ 9/21/16 – 1/13/17 11,896,616 28,614,352
596,775 Proterra , Inc., 144A, 6 ........................ 6/07/17 3,306,052 7,228,988
780,667 Proterra , Inc., 7 ............................. 5/21/18 – 9/18/18 5,094,960 9,456,550
4. Mortgage Dollar Rolls
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Shares Issuer
Acquisition
Date Cost Value
Franklin Growth Opportunities Fund (continued)
289,016 Proterra , Inc., 8 ............................. 8/02/19 $ 1,996,378 $ 3,500,973
928,488 Sweetgreen , Inc., H .......................... 11/09/18 12,107,484 15,276,265
100,835 Sweetgreen , Inc., I ........................... 9/16/19 1,724,278 1,831,740
1,753,060 Talkdesk , Inc., C ............................ 7/15/20 11,517,955 11,517,955
805,800 Tanium, Inc., G .............................. 9/14/15 4,000,233 8,309,014
504,854 Tempus Labs, Inc., F ......................... 5/29/19 12,499,983 19,258,077
126,131 Tempus Labs, Inc., G ......................... 2/06/20 4,837,427 5,381,282
5,028,735 Wheels Up Partners LLC, D .................... 5/16/19 – 8/02/19 17,499,998 21,206,105
Total Restricted Securities (Value is 4.77% of Net Assets) ............. $166,352,949 $230,188,119
Shares Issuer
Acquisition
Date Cost Value
Franklin Small Cap Growth Fund
3,698,772 ClearMotion , Inc., D .......................... 12/21/18 $ 10,000,000 $ 11,530,777
1,431,280 Legalzoom.com, Inc .......................... 7/20/18 14,095,961 20,203,173
508,130 Optoro , Inc., E .............................. 7/24/18 9,999,998 13,749,544
1,787,047 Proterra , Inc., 144A, 5 ........................ 9/21/16 – 1/13/17 8,999,997 21,647,256
1,310,834 Proterra , Inc., 144A, 6 ........................ 6/07/17 – 1/02/18 7,261,842 15,878,687
536,367 Proterra , Inc., 7 ............................. 5/21/18 3,500,556 6,497,240
596,471 Rent the Runway, Inc., F ...................... 3/21/19 13,333,328 14,579,157
203,515 Rent the Runway, Inc., G ...................... 4/30/20 3,000,006 4,381,826
1,542,673 Smule , Inc., 144A, G ......................... 5/31/16 11,099,995 10,066,296
352,675 Smule , Inc., 144A, H ......................... 4/27/17 2,999,995 2,676,948
383,435 Sweetgreen , Inc., H .......................... 11/09/18 4,999,993 6,308,595
41,641 Sweetgreen , Inc., I ........................... 9/16/19 712,061 756,439
361,111 Tula eTechnology , Inc. ........................ 11/01/18 — —
3,611,111 Tula Technology, Inc., E ....................... 9/08/17 6,500,000 7,874,078
4,310,344 Wheels Up Partners LLC, D .................... 5/16/19 – 8/02/19 14,999,997 18,176,660
Total Restricted Securities (Value is 5.17% of Net Assets) ............. $111,503,729 $154,326,676
Principal
Amount * /
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Small-Mid Cap Growth Fund
511,298 Phononic Devices, Inc., 12/01/29 ................ 1/17/20 $ 47 $ 1,042,233
2,970,061 Phononic Devices, Inc., F ...................... 6/06/19 7,499,998 5,544,970
508,082
Phononic Devices, Inc., Term Loan, A, 12%, PIK,
1/17/24 .................................. 1/21/20 505,250 466,102
1,416,913 Proterra , Inc., 144A, 5 ........................ 9/21/16 7,135,914 17,163,667
Total Restricted Securities (Value is 0.58% of Net Assets) ............. $15,141,209 $24,216,972
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

8. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended July 31, 2020, investments in “affiliated companies” were as follows:
Principal
Amount * /
Shares /
Units Issuer
Acquisition
Date Cost Value
Franklin Strategic Income Fund
331,326
a
Appvion Operations, Inc. ...................... 4/12/19 $ 4,481,262 $ 6,486,910
125,940,079
b
K2016470219 South Africa Ltd., A ............... 2/08/13 – 2/01/17 977,123 —
12,532,821
b
K2016470219 South Africa Ltd., B ............... 2/01/17 9,307 —
124,500
c
Remington Outdoor Co., Inc., Litigation Units ....... 4/12/19 — —
Total Restricted Securities (Value is 0.16% of Net Assets) ............. $5,467,692 $6,486,910
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $4,726,831 as of July 31, 2020.
b
The Fund also invests in unrestricted securities of the issuer, valued at $15,007 as of July 31, 2020.
c
The Fund also invests in unrestricted securities of the issuer, valued at $330,610 as of July 31, 2020.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/ Units
Held
at End
of Period
Investment
Income
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Avidxchange , Inc ......... $ — $ 12,499,971 $ — $ — $ — $ 12,499,971 255,039 $ —
Talkdesk , Inc., C ......... — 11,517,955 — — — 11,517,955 1,753,060 —
Total Affiliated Securities
(Value is 0.5% of Net Assets) $— $24,017,926 $— — — $24,017,926 $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Boot Barn Holdings, Inc. .... 21,800,522 5,395,180 — — 757,428 27,953,130 1,443,860 —
Total Affiliated Securities
(Value is 0.9% of Net Assets) $21,800,522 $5,395,180 $— — 757,428 $27,953,130 $—
Franklin Strategic Income Fund
Non-Controlled Affiliates
Dividends
Remington Outdoor Co., Inc. . 661,219 — — — (330,609) 330,610 1,322,439 —
Remington Outdoor Co., Inc.,
Litigation Units ......... — — — — — — 124,500 —
Total Affiliated Securities
(Value is 0.0% of Net Assets) $661,219 $— $— — (330,609) $330,610 $—
7. Restricted Securities
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

9. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended July 31, 2020, investments in affiliated management investment companies were as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $102,836,782 $68,714,352 $(108,828,867) $ — $ — $ 62,722,267 62,722,267 $ 2
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $39,742,135 $140,708,956 $(161,439,541) $ — $ — $ 19,011,550 19,011,550 $ —
Total Affiliated Securities .... $142,578,917 $209,423,308 $(270,268,408) $— $— $81,733,817 $2
Franklin Growth Opportunities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $47,687,960 $227,211,599 $(227,680,777) — — 47,218,782 47,218,782 2
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $9,585,975 $159,528,305 $(161,529,680) — — 7,584,600 7,584,600 —
Total Affiliated Securities .... $57,273,935 $386,739,904 $(389,210,457) $— $— $54,803,382 $2
Franklin Natural Resources Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $6,778,486 $11,064,700 $(15,154,350) — — 2,688,836 2,688,836 —
Total Affiliated Securities .... $6,778,486 $11,064,700 $(15,154,350) $— $— $2,688,836 $—
Franklin Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $74,538,382 $221,577,955 $(143,810,642) — — 152,305,695 152,305,695 4

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

10. Investments in FT Holdings Corporation II (FT Subsidiary)
Franklin Strategic Income Fund invests in certain financial instruments through its investment in FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At July 31, 2020, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At July
31, 2020, the net assets of FT Subsidiary were $18,476,737, representing 0.5% of the Fund’s consolidated net assets. The
Fund’s investment in the FT Subsidiary is limited to 25% of consolidated assets.
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Franklin Small Cap Growth Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $34,288,350 $144,682,094 $(171,674,044) $ — $ — $ 7,296,400 7,296,400 $ —
Total Affiliated Securities .... $108,826,732 $366,260,049 $(315,484,686) $— $— $159,602,095 $4
Franklin Small-Mid Cap Growth Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $52,245,134 $264,363,560 $(196,884,477) — — 119,724,217 119,724,217 3
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $14,660,525 $27,481,568 $(42,142,093) — — — — —
Total Affiliated Securities .... $66,905,659 $291,845,128 $(239,026,570) $— $— $119,724,217 $3
Franklin Strategic Income Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income Fund $108,077,744 $— $— — 3,810,922 111,888,666 15,243,687 661,683
Non-Controlled Affiliates
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $51,021,802 $4,276,276 $(2,196,789) — — 53,101,289 53,101,289 2
$159,099,546 $4,276,276 $(2,196,789) $ — $ 3,810,922 $164,989,955 $ 661,685
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $11,000 $(6,000) — — 5,000 5,000 —
Total Affiliated Securities .... $159,099,546 $4,287,276 $(2,202,789) $— $3,810,922 $164,994,955 $661,685
9. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
 The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
 A summary of inputs used as of July 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities:
Common Stocks :
Biotechnology ......................... $ 1,045,815,973 $ — $ —
a
$ 1,045,815,973
Capital Markets ........................ 9,837,800 — — 9,837,800
Life Sciences Tools & Services ............ 67,260,160 — — 67,260,160
Pharmaceuticals ....................... 175,206,934 — — 175,206,934
Preferred Stocks ........................ — — 8,144,261 8,144,261
Warrants .............................. — — —
a
—
Escrows and Litigation Trusts ............... — — 982,127 982,127
Short Term Investments ................... 81,733,817 — — 81,733,817
Total Investments in Securities ........... $1,379,854,684 $— $9,126,388 $1,388,981,072
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 19,710,357 — — 19,710,357
Auto Components ...................... 15,030,630 — — 15,030,630
Automobiles .......................... 23,494,510 — — 23,494,510
Beverages ........................... 55,392,324 — — 55,392,324
Biotechnology ......................... 148,908,995 — — 148,908,995
Capital Markets ........................ 247,031,320 — — 247,031,320
Chemicals ........................... 40,967,338 — — 40,967,338
Commercial Services & Supplies ........... 13,844,045 — 23,619,170 37,463,215
Entertainment ......................... 22,913,458 — — 22,913,458
Equity Real Estate Investment Trusts (REITs) . 176,314,662 — — 176,314,662
Food Products ........................ 51,110,216 — — 51,110,216
Health Care Equipment & Supplies ......... 337,568,409 — — 337,568,409
Health Care Providers & Services .......... 103,809,918 — — 103,809,918
Health Care Technology ................. 99,316,139 — — 99,316,139
Hotels, Restaurants & Leisure ............. 28,636,416 — — 28,636,416
Industrial Conglomerates ................ 85,168,331 — — 85,168,331
Interactive Media & Services .............. 173,694,438 — — 173,694,438
Internet & Direct Marketing Retail .......... 455,774,049 — — 455,774,049
IT Services ........................... 648,834,936 — — 648,834,936
Leisure Products ....................... 25,858,518 — — 25,858,518
Life Sciences Tools & Services ............ 30,172,679 — — 30,172,679
Media ............................... 43,822,075 — — 43,822,075

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Growth Opportunities Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Pharmaceuticals ....................... $ 108,228,326 $ — $ — $ 108,228,326
Professional Services ................... 266,151,556 — — 266,151,556
Road & Rail .......................... 37,190,509 — — 37,190,509
Semiconductors & Semiconductor Equipment . 149,585,884 — — 149,585,884
Software ............................. 862,312,742 — 12,499,971 874,812,713
Specialty Retail ........................ 9,674,668 — — 9,674,668
Technology Hardware, Storage & Peripherals . 176,088,547 — — 176,088,547
Textiles, Apparel & Luxury Goods .......... 25,863,526 — — 25,863,526
Trading Companies & Distributors .......... 13,659,051 — — 13,659,051
Wireless Telecommunication Services ....... 61,642,241 — — 61,642,241
Preferred Stocks ........................ — — 194,068,978 194,068,978
Short Term Investments ................... 54,803,382 — — 54,803,382
Total Investments in Securities ........... $4,612,574,195 $— $230,188,119 $4,842,762,314
Franklin Natural Resources Fund
Assets:
Investments in Securities:
Common Stocks :
Chemicals ........................... 5,492,895 — — 5,492,895
Commercial Services & Supplies ........... 1,369,860 — — 1,369,860
Construction Materials .................. 1,450,260 — — 1,450,260
Containers & Packaging ................. 865,080 — — 865,080
Energy Equipment & Services ............. 22,672,193 1,037,262 — 23,709,455
Food Products ........................ 1,639,566 — — 1,639,566
Metals & Mining ....................... 40,443,884 9,154,034 — 49,597,918
Oil, Gas & Consumable Fuels ............. 94,443,212 1,948,812 — 96,392,024
Software ............................. 612,738 — — 612,738
Trading Companies & Distributors .......... 1,404,765 — — 1,404,765
Warrants .............................. 100,240 — — 100,240
Short Term Investments ................... 2,688,836 — — 2,688,836
Total Investments in Securities ........... $173,183,529 $12,140,108 $— $185,323,637
Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 135,334,223 $ — $ — $ 135,334,223
Airlines .............................. 44,055,574 — — 44,055,574
Banks ............................... 64,252,107 — — 64,252,107
Biotechnology ......................... 318,654,923 — — 318,654,923
Capital Markets ........................ 58,050,502 — — 58,050,502
Chemicals ........................... 35,443,909 — — 35,443,909
Commercial Services & Supplies ........... 44,034,811 — 20,203,173 64,237,984
Communications Equipment .............. 59,579,802 — — 59,579,802
Construction & Engineering ............... 53,657,695 — — 53,657,695
Consumer Finance ..................... 28,182,544 — — 28,182,544
Diversified Consumer Services ............ 33,215,382 — — 33,215,382
Equity Real Estate Investment Trusts (REITs) . 62,193,988 — — 62,193,988
Food & Staples Retailing ................. 39,569,005 — — 39,569,005
Food Products ........................ 72,959,798 — — 72,959,798
Health Care Equipment & Supplies ......... 141,103,075 — — 141,103,075
Health Care Providers & Services .......... 22,078,817 — — 22,078,817
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Small Cap Growth Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Health Care Technology ................. $ 86,288,412 $ — $ — $ 86,288,412
Hotels, Restaurants & Leisure ............. 98,283,705 — 88,856,702 187,140,407
Household Durables .................... 66,103,122 — — 66,103,122
Insurance ............................ 28,337,034 — — 28,337,034
IT Services ........................... 166,398,703 — — 166,398,703
Leisure Products ....................... 13,034,727 — — 13,034,727
Life Sciences Tools & Services ............ 41,205,432 — — 41,205,432
Machinery ............................ 33,867,152 — — 33,867,152
Personal Products ..................... 25,060,044 — — 25,060,044
Pharmaceuticals ....................... 122,358,568 — — 122,358,568
Semiconductors & Semiconductor Equipment . 166,814,177 — — 166,814,177
Software ............................. 299,719,570 — — 299,719,570
Specialty Retail ........................ 153,412,738 — — 153,412,738
Textiles, Apparel & Luxury Goods .......... 21,291,195 — — 21,291,195
Trading Companies & Distributors .......... 60,139,593 — — 60,139,593
Preferred Stocks ........................ — — 134,123,503
a
134,123,503
Short Term Investments ................... 159,602,095 — — 159,602,095
Total Investments in Securities ........... $2,754,282,422 $— $243,183,378 $2,997,465,800
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 42,689,141 — — 42,689,141
Airlines .............................. 12,664,900 — — 12,664,900
Auto Components ...................... 15,550,000 — — 15,550,000
Banks ............................... 19,922,050 — — 19,922,050
Biotechnology ......................... 185,106,737 — — 185,106,737
Capital Markets ........................ 182,481,352 — — 182,481,352
Chemicals ........................... 20,747,534 — — 20,747,534
Commercial Services & Supplies ........... 44,323,000 — — 44,323,000
Communications Equipment .............. 10,402,938 — — 10,402,938
Construction Materials .................. 28,901,610 — — 28,901,610
Containers & Packaging ................. 41,969,100 — — 41,969,100
Electronic Equipment, Instruments &
Components ........................ 89,651,560 — — 89,651,560
Entertainment ......................... 105,340,339 — — 105,340,339
Equity Real Estate Investment Trusts (REITs) . 86,538,270 — — 86,538,270
Food & Staples Retailing ................. 15,682,435 — — 15,682,435
Health Care Equipment & Supplies ......... 238,941,951 — — 238,941,951
Health Care Providers & Services .......... 92,470,860 — — 92,470,860
Health Care Technology ................. 106,276,108 — — 106,276,108
Hotels, Restaurants & Leisure ............. 165,397,708 — 80,658,576 246,056,284
Household Durables .................... 40,873,560 — — 40,873,560
Household Products .................... 41,421,900 — — 41,421,900
Industrial Conglomerates ................ 51,863,729 — — 51,863,729
Interactive Media & Services .............. 80,959,069 — — 80,959,069
IT Services ........................... 469,473,839 — — 469,473,839
Leisure Products ....................... 30,699,000 — — 30,699,000
Life Sciences Tools & Services ............ 139,925,518 — — 139,925,518
Machinery ............................ 110,585,205 — — 110,585,205
Personal Products ..................... 16,806,046 — — 16,806,046
Pharmaceuticals ....................... 97,345,971 — — 97,345,971
Professional Services ................... 221,423,418 — — 221,423,418
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Small-Mid Cap Growth Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Road & Rail .......................... $ 49,785,393 $ — $ — $ 49,785,393
Semiconductors & Semiconductor Equipment . 270,909,501 — — 270,909,501
Software ............................. 618,182,487 — — 618,182,487
Specialty Retail ........................ 148,737,275 — — 148,737,275
Textiles, Apparel & Luxury Goods .......... 28,419,212 — — 28,419,212
Trading Companies & Distributors .......... 31,469,760 — — 31,469,760
Preferred Stocks ........................ — — 22,708,637 22,708,637
Warrants .............................. — — 1,042,233 1,042,233
Senior Floating Rate Interests ............... — — 466,102 466,102
Short Term Investments ................... 119,724,217 — — 119,724,217
Total Investments in Securities ........... $4,073,662,693 $— $104,875,548 $4,178,538,241
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — — 330,610 330,610
Energy Equipment & Services ............. 262,173 — — 262,173
Hotels, Restaurants & Leisure ............. — — 122,759 122,759
Machinery ............................ — — 1,985,626 1,985,626
Media ............................... 1,223,821 — 13,793 1,237,614
Multiline Retail ........................ — — —
a
—
Oil, Gas & Consumable Fuels ............. 169,104 — — 169,104
Paper & Forest Products ................. 475,030 — 6,486,910 6,961,940
Road & Rail .......................... — — 74,222 74,222
Management Investment Companies ......... 111,888,666 — — 111,888,666
Warrants :
Media ............................... 8 — — 8
Oil, Gas & Consumable Fuels ............. — — 15,377 15,377
Paper & Forest Products ................. 3,481 — — 3,481
Software ............................. — — 750,000 750,000
Convertible Bonds ....................... — — 74,936 74,936
Corporate Bonds :
Air Freight & Logistics ................... — 22,115,508 — 22,115,508
Auto Components ...................... — 14,473,409 — 14,473,409
Banks ............................... — 133,034,198 — 133,034,198
Beverages ........................... — 23,117,126 — 23,117,126
Biotechnology ......................... — 44,206,752 — 44,206,752
Building Products ...................... — 9,275,355 — 9,275,355
Capital Markets ........................ — 90,939,059 — 90,939,059
Chemicals ........................... — 88,936,972 — 88,936,972
Commercial Services & Supplies ........... — 1,669,393 — 1,669,393
Communications Equipment .............. — 14,937,990 — 14,937,990
Construction & Engineering ............... — 11,547,415 — 11,547,415
Construction Materials .................. — 15,174,140 — 15,174,140
Consumer Finance ..................... — 23,020,143 — 23,020,143
Containers & Packaging ................. — 81,488,798 — 81,488,798
Distributors ........................... — 9,208,395 — 9,208,395
Diversified Financial Services ............. — 10,662,346 — 10,662,346
Diversified Telecommunication Services ..... — 64,105,556 — 64,105,556
Electric Utilities ........................ — 92,155,985 — 92,155,985
Electrical Equipment .................... — 1,968,125 — 1,968,125
Electronic Equipment, Instruments &
Components ........................ — 15,611,761 — 15,611,761
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds:
Energy Equipment & Services ............. $ — $ 12,163,876 $ — $ 12,163,876
Entertainment ......................... — 24,162,028 — 24,162,028
Equity Real Estate Investment Trusts (REITs) . — 25,082,629 — 25,082,629
Food & Staples Retailing ................. — 29,357,031 — 29,357,031
Food Products ........................ — 36,559,753 — 36,559,753
Gas Utilities .......................... — 3,357,369 — 3,357,369
Health Care Equipment & Supplies ......... — 12,810,090 — 12,810,090
Health Care Providers & Services .......... — 56,023,774 — 56,023,774
Hotels, Restaurants & Leisure ............. — 48,392,697 — 48,392,697
Household Durables .................... — 25,514,813 — 25,514,813
Household Products .................... — 4,630,500 — 4,630,500
Independent Power and Renewable Electricity
Producers .......................... — 59,069,298 — 59,069,298
Industrial Conglomerates ................ — 7,443,057 — 7,443,057
Insurance ............................ — 61,864,020 — 61,864,020
Interactive Media & Services .............. — 17,833,747 — 17,833,747
IT Services ........................... — 16,161,620 — 16,161,620
Machinery ............................ — 23,921,372 — 23,921,372
Marine .............................. — 12,507,180 — 12,507,180
Media ............................... — 96,663,011 — 96,663,011
Metals & Mining ....................... — 42,437,259 — 42,437,259
Multiline Retail ........................ — 2,023,982 15,007
a
2,038,989
Multi-Utilities .......................... — 9,846,174 — 9,846,174
Oil, Gas & Consumable Fuels ............. — 89,096,863 — 89,096,863
Pharmaceuticals ....................... — 43,241,608 — 43,241,608
Real Estate Management & Development .... — 16,407,755 — 16,407,755
Road & Rail .......................... — 46,759,549 3,854,866 50,614,415
Semiconductors & Semiconductor Equipment . — 1,909,158 — 1,909,158
Software ............................. — 10,903,575 — 10,903,575
Specialty Retail ........................ — 3,477,409 — 3,477,409
Textiles, Apparel & Luxury Goods .......... — 10,918,750 — 10,918,750
Tobacco ............................. — 22,106,344 — 22,106,344
Trading Companies & Distributors .......... — 23,087,513 — 23,087,513
Wireless Telecommunication Services ....... — 54,975,230 — 54,975,230
Senior Floating Rate Interests ............... — 103,104,779 58,791,462
a
161,896,241
Marketplace Loans ...................... — — 6,067,042 6,067,042
Loan Participations and Assignments ......... — 18,751,040 — 18,751,040
Foreign Government and Agency Securities .... — 608,308,180 — 608,308,180
U.S. Government and Agency Securities ....... — 189,626,342 — 189,626,342
Asset-Backed Securities :
Capital Markets ........................ — 4,432,500 — 4,432,500
Consumer Finance ..................... — 20,144,146 — 20,144,146
Diversified Financial Services ............. — 405,139,182 1,967,747 407,106,929
Commercial Mortgage-Backed Securities ...... — 451,116,939 — 451,116,939
Mortgage-Backed Securities ................ — 427,147,557 — 427,147,557
Municipal Bonds ......................... — 102,664,308 — 102,664,308
Escrows and Litigation Trusts ............... — — 60,000
a
60,000
Short Term Investments ................... 53,106,289 76,975,405 — 130,081,694
Total Investments in Securities ........... $167,128,572 $4,125,767,838 $80,610,357 $4,373,506,767
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At July 31, 2020, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Strategic Income Fund (continued)
Assets:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 10,283,684 $ — $ 10,283,684
Futures contracts ........................ 6,858,388 — — 6,858,388
Swap contracts .......................... — 6,240,766 — 6,240,766
Total Other Financial Instruments ......... $6,858,388 $16,524,450 $— $23,382,838
Liabilities:
Other Financial Instruments:
TBA Sales Commitments .................. $ — $ 112,401,171 $ — $ 112,401,171
Forward exchange contracts ................ — 28,291,220 — 28,291,220
Swap contracts .......................... — 12,813,089 — 12,813,089
Total Other Financial Instruments ......... $— $153,505,480 $— $153,505,480
a
Includes securities determined to have no value at July 31, 2020.
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Commercial
Services &
Supplies $ 20,046,660 $ — $ — $ — $ — $ — $ — $ 3,572,510 $ 23,619,170 $ 3,572,510
Software 43,653,245 12,499,971 — — (52,300,561) — — 8 , 647 , 316 12,499,971 —
Preferred Stocks :
Airlines . 17,193,220 — — — — — — 4,012,885 21,206,105 4,012,885
Automobiles 33,649,056 — — — — — — 15,151,807 48,800,863 15,151,807
Commercial
Services &
Supplies 13,293,475 — — — — — — 484,535 13,778,010 484,535
Food & Staples
Retailing 15,056,118 — — — — — — 2,051,887 17,108,005 2,051,887
Health Care
Providers &
Services 20,693,106 — — — — — — 3,946,253 24,639,359 3,946,253
IT Services 12,004,812 — — — — — — 2,705,941 14,710,753 2,705,941
Software 38,260,725 11,517,955 — — — — — 4,047,203 53,825,883 4,047,203
Total Investments in
Securities ..... $213,850,417 $24,017,926 $— $— $(52,300,561) — — 44 , 620 , 33 7 $230,188,119 35,973,021
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Commercial
Services &
Supplies $ 17,147,349 $ — $ — $ — $ — $ — $ — $ 3,055,824 $ 20,203,173 $ 3,055,824
Hotels,
Restaurants &
Leisure 60,602,791 — (24,413,913) — — — 17,551,745 35,116,079 88,856,702 38,575,982
Warrants ..
Hotels,
Restaurants &
Leisure 637,467 — (1,551,306) — — — 1,551,301 (637,462) — —
Preferred Stocks :
Airlines . 14,737,045 — — — — — — 3,439,615 18,176,660 3,439,615
Auto
Components 7,165,798
c
— — — — — — 708,280 7,874,078
c
708,280
Automobiles 30,354,762 — — — — — — 13,668,421 44,023,183 13,668,421
Commercial
Services &
Supplies 13,266,009 — — — — — — 483,535 13,749,544 483,535
Food & Staples
Retailing 6,217,673 — — — — — — 847,361 7,065,034 847,361
Software 23,409,805 — — — — — — 864,216 24,274,021 864,216
Specialty Retail 14,399,688 — — — — — — 4,561,295 18,960,983 4,561,295
Escrows and
Litigation Trusts —
c
— — — — — — — — —
Total Investments in
Securities ..... $187,938,387 $— $(25,965,219) $— $— — 19,103,046 62,107,1 64 $243,183,378 66,204,529
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Common Stocks :
Hotels,
Restaurants &
Leisure 48,788,058
c
— (8,073,953) — — — 5,804,087 34,140,384 80,658,576 35,016,873
Software 23,281,742 — — — (27,893,645) — — 4,611,903 — —
Warrants :
Hotels,
Restaurants &
Leisure  140,884  —  (1,034,479)  —  —  — 973,870  (80,275)   —   —
Semiconductors &
Semiconductor
Equipment 628,432 — — — — — — 413,801 1,042,233 413,801
Preferred Stocks :
Automobiles 11,834,651 — — — — — — 5,329,016 17,163,667 5,329,016
Semiconductors &
Semiconductor
Equipment 3,875,755 — — — — — — 1,669,215 5,544,970 1,669,215
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Small-Mid Cap Growth Fund (continued)
Assets:
Investments in Securities:
Senior Floating Rate
Interests :
Semiconductors &
Semiconductor
Equipment $ 394,282 $ 14,958 $ — $ — $ — $ 190 $ — $ 56,672 $ 466,102 $ 56,672
Escrows and
Litigation Trusts —
c
— — — — — — — — —
Total Investments in
Securities ..... $88,943,804 $14,958 $(9,108,432) $— $(27,893,645) 190 6,777,957 46,140,716 $104,875,548 42,485,577
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace &
Defense — — — 661,220 — — — (330,610) 330,610 (330,610)
Hotels,
Restaurants &
Leisure 122,759 — — — — — — — 122,759 —
Machinery 1,985,626 — — — — — —  — 1,985,626  —
Media .. 11,582 — — — — — — 2,211 13,793 2,211
Multiline Retail —
c
— — — — — — — —
c
—
Paper & Forest
Products 6,144,820 — — — — — — 342,090 6,486,910 342,090
Road & Rail — — — — — — — 74,222 74,222 74,222
Warrants :
Oil, Gas &
Consumable
Fuels . 119,805 — — — — — — (104,428) 15,377 (104,428)
Software 750,000 — — — — — — — 750,000 —
Convertible Bonds :
Wireless Tele -
communication
Services — 102,921 — — — (139) — (27,846) 74,936 (27,846)
Corporate Bonds :
Wireless Tele -
communication
Services 121,350 — — — — (1,498,232) — 1,376,882 — —
Multiline Retail 24,852 — — — — (710,537) — 700,692 15,007 700,692
Road & Rail 3,404,098 — — — — 130,138 — 320,63 0 3,854,866 320,63 0
Senior Floating Rate
Interests :
Household
Products 41,728,693 — — — — 39,702 — (5,855,708) 35,912,687 (5,855,70 8 )
Road & Rail — — — 2,855,822 — 1,117 — 144,766 3,001,705 144,766
Software 19,604,573 — — — — 42,704 — 229,793 19,877,0 70 229,793
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of July 31, 2020, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
Cost Basis
Adjust-
ments
b
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Strategic Income Fund (continued)
Assets:
Investments in Securities:
Marketplace Loans :
Diversified
Financial
Services 6,389,054 $ 543,083 $ (263,589) $  — $ — $ (535,042) $ — $ (66,464) $ 6,067,042 $ ( 117 , 038 )
Commercial
Mortgage-Backed
Securities
Thrifts & Mortgage
Finance $ 8,697,031 — — — (10,835,111) — — 2,138,080 — —
Asset-Backed
Securities 5,585,223 — (91,218) — (3,291,864) (258,769) — 24,37 5 1,967,747 185,711
Escrows and
Litigation Trusts —
c
— — 60,000 — — — — 60,000
c
—
Total Investments in
Securities ..... $94,689,466 $646,004 $(354,807) $3,577,042 $(14,126,975) (2,789,058) — ( 1,031,31 5 ) $80,610,357 ( 4, 435 , 515 )
Liabilities:
Other Financial Investments:
Swap Contracts  $(1,851,167)  —  — —  1,851,167  —  — —  —  —
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
c
Includes securities determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Growth Opportunities Fund
Assets:
Investments in Securities:
Equity Investments
(
c
)
:
Airlines
................
$21,206,105 Discounted cash flow Discount for lack of
marketability
17.6% Decrease
d
Discount rate 10.0% Decrease
e
Long term growth rate 3.0% Increase
d
Automobiles
............
48,800,863 Discounted cash flow Forward EBITDA
growth rate
4.0% Increase
d
Discount rate 8.1% Decrease
e
Discount for lack of
marketability
14.5% Decrease
d
Market comparables EV / revenue 7.5x Increase
d
Commercial Services &
Supplies
...................
37,397,180 Discounted cash flow Discount for lack of
marketability
11.0% - 13.8%
(13.3%)
Decrease
d
Discount rate 10.9% - 19.0%
(15.3%)
Decrease
e
Long term growth rate 4.0% - 5.0%
(4.4%)
Increase
e
Food & Staples Retailing
...
17,108,005 Discounted cash flow Discount for lack of
marketability
10.0% Decrease
d
Discount rate 11.8% Decrease
d
Terminal Multiple 32.5x Increase
d
Market comparables EV / revenue 4.0x Increase
d
Health Care Providers &
Services
...................
24,639,359 Discounted cash flow Discount for lack of
marketability
11.0% Decrease
d
Discount rate 9.1% Decrease
e
Long term growth rate 5.0% Increase
e
IT Services
.............
14,710,753 Discounted cash flow Discount for lack of
marketability
13.8% Decrease
d
EV / revenue 34.6x Increase
d
Software
...............
32,691,152 Discounted cash flow Discount for lack of
marketability
13.2% - 18.6%
(17.0%)
Decrease
d
Discount rate 10.1% Decrease
e
Long term growth rate 2.0% Increase
d
Terminal Multiple 27.1x Increase
d
Market comparables EV / revenue 28.1x Increase
d
All Other Investments
(
f
)
........
33,634,702
Total
.......................
$230,188,119
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments
(
c
)
:
Airlines
..................
$18,176,660 Discounted cash flow Discount for lack of
marketability
17.6% Decrease
d
Discount rate 10.0% Decrease
e
Long term growth rate 3.0% Increase
d
Automobiles
..............
44,023,183 Discounted cash flow Forward EBITDA
growth rate
4.0% Increase
e
Discount rate 8.1% Decrease
e
Discount for lack of
marketability
14.5% Decrease
d
Market comparables EV / revenue 7.5x Increase
d
Auto Components
..........
7,874,078 Market comparables EV / EBITDA multiple 22.2x – 26.1x
(24.2x)
Increase
d
EV / revenue multiple 12.3x Increase
Discount for lack of
marketability
11.5% Decrease
d
Commercial Services &
Supplies
...................
33,952,717 Discounted cash flow Discount for lack of
marketability
11.0% - 13.8%
(12.1%)
Decrease
d
Discount rate 10.9% - 19.0%
(14.2%)
Decrease
e
Long term growth rate 4.0% - 5.0%
(4.4%)
Increase
e
Food & Staples Retailing
.....
7,065,034 Discounted cash flow Discount for lack of
marketability
10.0% Decrease
Discount rate 11.8% Decrease
Terminal Multiple 32.5x Increase
d
Market comparables EV / revenue 4.0x Increase
d
Hotels, Restaurants & Leisure 88,856,702 Market comparables Discount for lack of marketability
8.4% Decrease
e
Software
.................
24,274,021 Discounted cash flow Discount for lack of
marketability
18.6% Decrease
d
Discount rate 8.4% - 10.1%
(9.6%)
Decrease
e
Long term growth rate 2.0% Increase
d
Market comparables Discount for lack of
marketability
10.4% Decrease
d
EV / revenue 3.7x Increase
d
Specialty Retail
............
18,960,983 Discounted cash flow Discount for lack of
marketability
17.0% Decrease
d
Discount rate 13.3% Decrease
e
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Long term growth rate 4.0% Increase
d
All Other Investments
(
f
)
......
—
g
Total
......................
$243,183,378
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Small-Mid Cap Growth Fund
Assets:
Investments in Securities:
Equity Investments
(
c
)
:
Automobiles
..............
$17,163,667 Discounted cash flow Forward EBITDA
growth rate
4.0% Increase
d
Discount rate 8.1% Decrease
e
Discount for lack of
marketability
14.5% Decrease
d
Market comparables EV / revenue 7.5x Increase
d
Hotels, Restaurants & Leisure 80,658,576 Market comparables Discount for lack of marketability
8.4% Decrease
e
Semiconductors & Semiconductor
Equipment
..................
5,544,970 Discounted cash flow Discount rate 15.5% Decrease
Discount for lack of
marketability
14.2% Decrease
d
Terminal multiple 18.0x Increase
Market comparables EV / revenue 6.4x – 7.1x
(6.8x)
Increase
All Other Investments
(
f
)
..........
1,508,335
Total
.......................
$104,875,548
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Strategic Income Fund
Assets:
Investments in Securities:
Equity Investments:
Paper & Forest Products
........
$6,486,910 Discounted cash flow Weighted average
cost of capital
16.5% Decrease
d
Unlevered free
cashflows
$162.1 mil Increase
Discount for lack of
marketability
20.0% Decrease
d
Long term growth rate 0.0% Increase
Senior Floating Rate Interests:
Aerospace & Defense
..........
28,662,545 Discounted cash flow Discount rate 9.7% Decrease
d
Free cash flow $31.4 mil Increase
7,250,143 Weighted average
recovery estimate
Weighted average
recovery
48.3% Increase
e
Software
....................
19,877,069 Discounted cash flow Discount rate 18.2% Decrease
Free cash flow 23.7% Increase
All other investments
(
f
)
.........
18,333,690
g
Total
.......................
$80,610,357
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Includes common and preferred stocks.
d
Represents a significant impact to fair value but not net assets.
e
Represents a significant impact to fair value and net assets.
f
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using private transaction prices or non-public third party pricing information which is unobservable.
g
Includes securities determined to have no value at July 31, 2020.
11. Fair Value Measurements
(continued)

Franklin Strategic Series
Notes to Statement of Investments (unaudited)

Abbreviations
Selected Portfolio
ADR American Depositary Receipt
AGMC Assured Guaranty Municipal Corp.
BZDIOVRA Brazil Inter-Bank Deposit Rate
CLO Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
EURIBOR Euro Inter-Bank Offer Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
LIBOR London Inter-Bank Offered Rate
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
T-Note Treasury Note
VRI Value Recovery Instruments
Currency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
DOP
Dominican Peso
EUR
Euro
GBP
British Pound
IDR
Indonesian Rupiah
USD
United States Dollar
UYU
Uruguayan Peso
ZAR
South African Rand
Counterparty
BNDP
BNP Paribas SA
BZWS
Barclays Bank PLC
CITI
Citigroup, Inc.
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc
JPHQ
JP Morgan Chase Bank, N.A.
MSCO
Morgan Stanley
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.